Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Voya Partners, Inc.
Entity Central Index Key	0001039001
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000020707
Shareholder Report [Line Items]
Fund Name	Voya Global Bond Portfolio
Class Name	Class ADV
Trading Symbol	IOSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Global Bond Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$60	1.17%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.17%
AssetsNet	$ 104,546,692
Holdings Count | Holding	810
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$104,546,692 # of Portfolio Holdings810 Portfolio Turnover Rate90%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	12.8%
Common Stock	0.0%
Rights	0.0%
Asset-Backed Securities	7.5%
Commercial Mortgage-Backed Securities	8.5%
U.S. Government Agency Obligations	9.2%
Mutual Funds	9.4%
U.S. Treasury Obligations	9.6%
Sovereign Bonds	13.2%
Collateralized Mortgage Obligations	13.4%
Corporate Bonds/Notes	16.4%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Series HYB Fund	5.7%
Voya VACS Series EMHCD Fund	3.7%
United States Treasury Notes, 4.250%, 05/15/35	3.0%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.7%
Peru Government Bond, 6.850%, 08/12/35	1.7%
Uniform Mortgage-Backed Securities, 5.500%, 08/15/55	1.6%
United States Treasury Bonds, 4.625%, 02/15/55	1.6%
United States Treasury Notes, 4.000%, 06/30/32	1.5%
Uniform Mortgage-Backed Securities, 2.500%, 08/01/55	1.5%
Fannie Mae REMIC Trust - Class IN, 2.500%, 02/25/51	1.5%

C000020708
Shareholder Report [Line Items]
Fund Name	Voya Global Bond Portfolio
Class Name	Class I
Trading Symbol	IOSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Global Bond Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$35	0.67%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%
AssetsNet	$ 104,546,692
Holdings Count | Holding	810
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$104,546,692 # of Portfolio Holdings810 Portfolio Turnover Rate90%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	12.8%
Common Stock	0.0%
Rights	0.0%
Asset-Backed Securities	7.5%
Commercial Mortgage-Backed Securities	8.5%
U.S. Government Agency Obligations	9.2%
Mutual Funds	9.4%
U.S. Treasury Obligations	9.6%
Sovereign Bonds	13.2%
Collateralized Mortgage Obligations	13.4%
Corporate Bonds/Notes	16.4%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Series HYB Fund	5.7%
Voya VACS Series EMHCD Fund	3.7%
United States Treasury Notes, 4.250%, 05/15/35	3.0%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.7%
Peru Government Bond, 6.850%, 08/12/35	1.7%
Uniform Mortgage-Backed Securities, 5.500%, 08/15/55	1.6%
United States Treasury Bonds, 4.625%, 02/15/55	1.6%
United States Treasury Notes, 4.000%, 06/30/32	1.5%
Uniform Mortgage-Backed Securities, 2.500%, 08/01/55	1.5%
Fannie Mae REMIC Trust - Class IN, 2.500%, 02/25/51	1.5%

C000020709
Shareholder Report [Line Items]
Fund Name	Voya Global Bond Portfolio
Class Name	Class S
Trading Symbol	IOSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Global Bond Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$47	0.92%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%
AssetsNet	$ 104,546,692
Holdings Count | Holding	810
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$104,546,692 # of Portfolio Holdings810 Portfolio Turnover Rate90%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	12.8%
Common Stock	0.0%
Rights	0.0%
Asset-Backed Securities	7.5%
Commercial Mortgage-Backed Securities	8.5%
U.S. Government Agency Obligations	9.2%
Mutual Funds	9.4%
U.S. Treasury Obligations	9.6%
Sovereign Bonds	13.2%
Collateralized Mortgage Obligations	13.4%
Corporate Bonds/Notes	16.4%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Series HYB Fund	5.7%
Voya VACS Series EMHCD Fund	3.7%
United States Treasury Notes, 4.250%, 05/15/35	3.0%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.7%
Peru Government Bond, 6.850%, 08/12/35	1.7%
Uniform Mortgage-Backed Securities, 5.500%, 08/15/55	1.6%
United States Treasury Bonds, 4.625%, 02/15/55	1.6%
United States Treasury Notes, 4.000%, 06/30/32	1.5%
Uniform Mortgage-Backed Securities, 2.500%, 08/01/55	1.5%
Fannie Mae REMIC Trust - Class IN, 2.500%, 02/25/51	1.5%

C000020704
Shareholder Report [Line Items]
Fund Name	Voya Global Insights Portfolio
Class Name	Class ADV
Trading Symbol	IGMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Global Insights Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$65	1.25%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.25%
AssetsNet	$ 1,128,871,094
Holdings Count | Holding	67
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,128,871,094 # of Portfolio Holdings67 Portfolio Turnover Rate37%
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.6%
Countries-Other	1.3%
Netherlands	1.0%
Indonesia	1.1%
Brazil	1.1%
Italy	2.8%
India	2.8%
Switzerland	3.3%
China	3.5%
Japan	3.8%
Germany	4.6%
United Kingdom	5.7%
United States	67.4%

Sector Allocation

Value	Value
Information Technology	18.4%
Industrials	16.0%
Consumer Discretionary	14.8%
Financials	13.3%
Communication Services	8.8%
Health Care	6.9%
Materials	5.9%
Consumer Staples	4.7%
Utilities	4.7%
Energy	4.0%
Real Estate	0.9%
Short-Term Investments	1.1%
Assets in Excess of Other Liabilities	0.5%

Largest Holdings [Text Block]

Top 10 Holdings

Cisco Systems, Inc.	4.4%
Robinhood Markets, Inc. - Class A	3.6%
Microsoft Corp.	2.9%
Standardaero, Inc.	2.8%
Enel SpA	2.8%
Siemens Energy AG	2.7%
Sony Group Corp.	2.7%
Spotify Technology SA	2.6%
Tesla, Inc.	2.5%
Walt Disney Co.	2.4%

C000020705
Shareholder Report [Line Items]
Fund Name	Voya Global Insights Portfolio
Class Name	Class I
Trading Symbol	IGMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Global Insights Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
AssetsNet	$ 1,128,871,094
Holdings Count | Holding	67
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,128,871,094 # of Portfolio Holdings67 Portfolio Turnover Rate37%
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.6%
Countries-Other	1.3%
Netherlands	1.0%
Indonesia	1.1%
Brazil	1.1%
Italy	2.8%
India	2.8%
Switzerland	3.3%
China	3.5%
Japan	3.8%
Germany	4.6%
United Kingdom	5.7%
United States	67.4%

Sector Allocation

Value	Value
Information Technology	18.4%
Industrials	16.0%
Consumer Discretionary	14.8%
Financials	13.3%
Communication Services	8.8%
Health Care	6.9%
Materials	5.9%
Consumer Staples	4.7%
Utilities	4.7%
Energy	4.0%
Real Estate	0.9%
Short-Term Investments	1.1%
Assets in Excess of Other Liabilities	0.5%

Largest Holdings [Text Block]

Top 10 Holdings

Cisco Systems, Inc.	4.4%
Robinhood Markets, Inc. - Class A	3.6%
Microsoft Corp.	2.9%
Standardaero, Inc.	2.8%
Enel SpA	2.8%
Siemens Energy AG	2.7%
Sony Group Corp.	2.7%
Spotify Technology SA	2.6%
Tesla, Inc.	2.5%
Walt Disney Co.	2.4%

C000020706
Shareholder Report [Line Items]
Fund Name	Voya Global Insights Portfolio
Class Name	Class S
Trading Symbol	IGMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Global Insights Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$52	1.00%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
AssetsNet	$ 1,128,871,094
Holdings Count | Holding	67
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,128,871,094 # of Portfolio Holdings67 Portfolio Turnover Rate37%
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.6%
Countries-Other	1.3%
Netherlands	1.0%
Indonesia	1.1%
Brazil	1.1%
Italy	2.8%
India	2.8%
Switzerland	3.3%
China	3.5%
Japan	3.8%
Germany	4.6%
United Kingdom	5.7%
United States	67.4%

Sector Allocation

Value	Value
Information Technology	18.4%
Industrials	16.0%
Consumer Discretionary	14.8%
Financials	13.3%
Communication Services	8.8%
Health Care	6.9%
Materials	5.9%
Consumer Staples	4.7%
Utilities	4.7%
Energy	4.0%
Real Estate	0.9%
Short-Term Investments	1.1%
Assets in Excess of Other Liabilities	0.5%

Largest Holdings [Text Block]

Top 10 Holdings

Cisco Systems, Inc.	4.4%
Robinhood Markets, Inc. - Class A	3.6%
Microsoft Corp.	2.9%
Standardaero, Inc.	2.8%
Enel SpA	2.8%
Siemens Energy AG	2.7%
Sony Group Corp.	2.7%
Spotify Technology SA	2.6%
Tesla, Inc.	2.5%
Walt Disney Co.	2.4%

C000074828
Shareholder Report [Line Items]
Fund Name	Voya Global Insights Portfolio
Class Name	Class S2
Trading Symbol	IOGPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Global Insights Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$60	1.15%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.15%
AssetsNet	$ 1,128,871,094
Holdings Count | Holding	67
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,128,871,094 # of Portfolio Holdings67 Portfolio Turnover Rate37%
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.6%
Countries-Other	1.3%
Netherlands	1.0%
Indonesia	1.1%
Brazil	1.1%
Italy	2.8%
India	2.8%
Switzerland	3.3%
China	3.5%
Japan	3.8%
Germany	4.6%
United Kingdom	5.7%
United States	67.4%

Sector Allocation

Value	Value
Information Technology	18.4%
Industrials	16.0%
Consumer Discretionary	14.8%
Financials	13.3%
Communication Services	8.8%
Health Care	6.9%
Materials	5.9%
Consumer Staples	4.7%
Utilities	4.7%
Energy	4.0%
Real Estate	0.9%
Short-Term Investments	1.1%
Assets in Excess of Other Liabilities	0.5%

Largest Holdings [Text Block]

Top 10 Holdings

Cisco Systems, Inc.	4.4%
Robinhood Markets, Inc. - Class A	3.6%
Microsoft Corp.	2.9%
Standardaero, Inc.	2.8%
Enel SpA	2.8%
Siemens Energy AG	2.7%
Sony Group Corp.	2.7%
Spotify Technology SA	2.6%
Tesla, Inc.	2.5%
Walt Disney Co.	2.4%

C000060439
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2025 Portfolio
Class Name	Class ADV
Trading Symbol	ISDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2025 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$28	0.54%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%
AssetsNet	$ 938,967,823
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$938,967,823 # of Portfolio Holdings11 Portfolio Turnover Rate16%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Equity	37.8%
Fixed Income	62.0%

Target Asset Allocations

Value	Value
US Large Blend	22.0%
US Large Growth	1.0%
US Mid Cap Blend	1.3%
International	9.8%
Emerging Markets	3.0%
Core Fixed Income	39.5%
High Yield	3.7%
TIPS	9.7%
Short Duration	7.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

WisdomTree Voya Yield Enhanced USD Universal Bond Fund	35.1%
Voya VACS Index Series S Portfolio	22.7%
Voya VACS Index Series I Portfolio	9.7%
Schwab U.S. TIPS ETF	9.6%
Voya Short Duration Bond Fund - Class R6	6.9%
Voya U.S. Bond Index Portfolio - Class I	3.7%
Xtrackers USD High Yield Corporate Bond ETF	3.7%
Voya VACS Index Series EM Portfolio	3.0%
Vanguard Long-Term Treasury ETF	3.0%
Voya VACS Index Series MC Portfolio	1.3%

C000060440
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2025 Portfolio
Class Name	Class I
Trading Symbol	ISDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2025 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$2	0.04%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
AssetsNet	$ 938,967,823
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$938,967,823 # of Portfolio Holdings11 Portfolio Turnover Rate16%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Equity	37.8%
Fixed Income	62.0%

Target Asset Allocations

Value	Value
US Large Blend	22.0%
US Large Growth	1.0%
US Mid Cap Blend	1.3%
International	9.8%
Emerging Markets	3.0%
Core Fixed Income	39.5%
High Yield	3.7%
TIPS	9.7%
Short Duration	7.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

WisdomTree Voya Yield Enhanced USD Universal Bond Fund	35.1%
Voya VACS Index Series S Portfolio	22.7%
Voya VACS Index Series I Portfolio	9.7%
Schwab U.S. TIPS ETF	9.6%
Voya Short Duration Bond Fund - Class R6	6.9%
Voya U.S. Bond Index Portfolio - Class I	3.7%
Xtrackers USD High Yield Corporate Bond ETF	3.7%
Voya VACS Index Series EM Portfolio	3.0%
Vanguard Long-Term Treasury ETF	3.0%
Voya VACS Index Series MC Portfolio	1.3%

C000060441
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2025 Portfolio
Class Name	Class S
Trading Symbol	ISDSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2025 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
AssetsNet	$ 938,967,823
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$938,967,823 # of Portfolio Holdings11 Portfolio Turnover Rate16%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Equity	37.8%
Fixed Income	62.0%

Target Asset Allocations

Value	Value
US Large Blend	22.0%
US Large Growth	1.0%
US Mid Cap Blend	1.3%
International	9.8%
Emerging Markets	3.0%
Core Fixed Income	39.5%
High Yield	3.7%
TIPS	9.7%
Short Duration	7.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

WisdomTree Voya Yield Enhanced USD Universal Bond Fund	35.1%
Voya VACS Index Series S Portfolio	22.7%
Voya VACS Index Series I Portfolio	9.7%
Schwab U.S. TIPS ETF	9.6%
Voya Short Duration Bond Fund - Class R6	6.9%
Voya U.S. Bond Index Portfolio - Class I	3.7%
Xtrackers USD High Yield Corporate Bond ETF	3.7%
Voya VACS Index Series EM Portfolio	3.0%
Vanguard Long-Term Treasury ETF	3.0%
Voya VACS Index Series MC Portfolio	1.3%

C000078381
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2025 Portfolio
Class Name	Class S2
Trading Symbol	IXXVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2025 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$22	0.44%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
AssetsNet	$ 938,967,823
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$938,967,823 # of Portfolio Holdings11 Portfolio Turnover Rate16%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Equity	37.8%
Fixed Income	62.0%

Target Asset Allocations

Value	Value
US Large Blend	22.0%
US Large Growth	1.0%
US Mid Cap Blend	1.3%
International	9.8%
Emerging Markets	3.0%
Core Fixed Income	39.5%
High Yield	3.7%
TIPS	9.7%
Short Duration	7.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

WisdomTree Voya Yield Enhanced USD Universal Bond Fund	35.1%
Voya VACS Index Series S Portfolio	22.7%
Voya VACS Index Series I Portfolio	9.7%
Schwab U.S. TIPS ETF	9.6%
Voya Short Duration Bond Fund - Class R6	6.9%
Voya U.S. Bond Index Portfolio - Class I	3.7%
Xtrackers USD High Yield Corporate Bond ETF	3.7%
Voya VACS Index Series EM Portfolio	3.0%
Vanguard Long-Term Treasury ETF	3.0%
Voya VACS Index Series MC Portfolio	1.3%

C000154752
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2025 Portfolio
Class Name	Class Z
Trading Symbol	VSZBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2025 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class Z	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 938,967,823
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$938,967,823 # of Portfolio Holdings11 Portfolio Turnover Rate16%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Equity	37.8%
Fixed Income	62.0%

Target Asset Allocations

Value	Value
US Large Blend	22.0%
US Large Growth	1.0%
US Mid Cap Blend	1.3%
International	9.8%
Emerging Markets	3.0%
Core Fixed Income	39.5%
High Yield	3.7%
TIPS	9.7%
Short Duration	7.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

WisdomTree Voya Yield Enhanced USD Universal Bond Fund	35.1%
Voya VACS Index Series S Portfolio	22.7%
Voya VACS Index Series I Portfolio	9.7%
Schwab U.S. TIPS ETF	9.6%
Voya Short Duration Bond Fund - Class R6	6.9%
Voya U.S. Bond Index Portfolio - Class I	3.7%
Xtrackers USD High Yield Corporate Bond ETF	3.7%
Voya VACS Index Series EM Portfolio	3.0%
Vanguard Long-Term Treasury ETF	3.0%
Voya VACS Index Series MC Portfolio	1.3%

C000105147
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2030 Portfolio
Class Name	Class ADV
Trading Symbol	IDXFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2030 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$29	0.56%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%
AssetsNet	$ 968,355,790
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$968,355,790 # of Portfolio Holdings12 Portfolio Turnover Rate14%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	38.7%
Equity	61.3%

Target Asset Allocations

Value	Value
US Large Blend	35.5%
US Large Growth	1.0%
US Mid Cap Blend	3.5%
US Small Cap	2.0%
International	15.0%
Emerging Markets	3.5%
Core Fixed Income	29.5%
High Yield	2.0%
TIPS	3.0%
Short Duration	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	36.3%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	25.1%
Voya VACS Index Series I Portfolio	14.8%
Voya U.S. Bond Index Portfolio - Class I	3.8%
Voya VACS Index Series MC Portfolio	3.5%
Voya VACS Index Series EM Portfolio	3.5%
Vanguard Long-Term Treasury ETF	3.0%
Schwab U.S. TIPS ETF	2.9%
Voya VACS Index Series SC Portfolio	2.1%
Xtrackers USD High Yield Corporate Bond ETF	2.0%

C000105149
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2030 Portfolio
Class Name	Class I
Trading Symbol	IDXGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2030 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$3	0.06%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%
AssetsNet	$ 968,355,790
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$968,355,790 # of Portfolio Holdings12 Portfolio Turnover Rate14%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	38.7%
Equity	61.3%

Target Asset Allocations

Value	Value
US Large Blend	35.5%
US Large Growth	1.0%
US Mid Cap Blend	3.5%
US Small Cap	2.0%
International	15.0%
Emerging Markets	3.5%
Core Fixed Income	29.5%
High Yield	2.0%
TIPS	3.0%
Short Duration	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	36.3%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	25.1%
Voya VACS Index Series I Portfolio	14.8%
Voya U.S. Bond Index Portfolio - Class I	3.8%
Voya VACS Index Series MC Portfolio	3.5%
Voya VACS Index Series EM Portfolio	3.5%
Vanguard Long-Term Treasury ETF	3.0%
Schwab U.S. TIPS ETF	2.9%
Voya VACS Index Series SC Portfolio	2.1%
Xtrackers USD High Yield Corporate Bond ETF	2.0%

C000105146
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2030 Portfolio
Class Name	Class S
Trading Symbol	IDXHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2030 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
AssetsNet	$ 968,355,790
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$968,355,790 # of Portfolio Holdings12 Portfolio Turnover Rate14%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	38.7%
Equity	61.3%

Target Asset Allocations

Value	Value
US Large Blend	35.5%
US Large Growth	1.0%
US Mid Cap Blend	3.5%
US Small Cap	2.0%
International	15.0%
Emerging Markets	3.5%
Core Fixed Income	29.5%
High Yield	2.0%
TIPS	3.0%
Short Duration	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	36.3%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	25.1%
Voya VACS Index Series I Portfolio	14.8%
Voya U.S. Bond Index Portfolio - Class I	3.8%
Voya VACS Index Series MC Portfolio	3.5%
Voya VACS Index Series EM Portfolio	3.5%
Vanguard Long-Term Treasury ETF	3.0%
Schwab U.S. TIPS ETF	2.9%
Voya VACS Index Series SC Portfolio	2.1%
Xtrackers USD High Yield Corporate Bond ETF	2.0%

C000105150
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2030 Portfolio
Class Name	Class S2
Trading Symbol	IDXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2030 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$24	0.46%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%
AssetsNet	$ 968,355,790
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$968,355,790 # of Portfolio Holdings12 Portfolio Turnover Rate14%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	38.7%
Equity	61.3%

Target Asset Allocations

Value	Value
US Large Blend	35.5%
US Large Growth	1.0%
US Mid Cap Blend	3.5%
US Small Cap	2.0%
International	15.0%
Emerging Markets	3.5%
Core Fixed Income	29.5%
High Yield	2.0%
TIPS	3.0%
Short Duration	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	36.3%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	25.1%
Voya VACS Index Series I Portfolio	14.8%
Voya U.S. Bond Index Portfolio - Class I	3.8%
Voya VACS Index Series MC Portfolio	3.5%
Voya VACS Index Series EM Portfolio	3.5%
Vanguard Long-Term Treasury ETF	3.0%
Schwab U.S. TIPS ETF	2.9%
Voya VACS Index Series SC Portfolio	2.1%
Xtrackers USD High Yield Corporate Bond ETF	2.0%

C000154758
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2030 Portfolio
Class Name	Class Z
Trading Symbol	VSZCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2030 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class Z	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 968,355,790
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$968,355,790 # of Portfolio Holdings12 Portfolio Turnover Rate14%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	38.7%
Equity	61.3%

Target Asset Allocations

Value	Value
US Large Blend	35.5%
US Large Growth	1.0%
US Mid Cap Blend	3.5%
US Small Cap	2.0%
International	15.0%
Emerging Markets	3.5%
Core Fixed Income	29.5%
High Yield	2.0%
TIPS	3.0%
Short Duration	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	36.3%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	25.1%
Voya VACS Index Series I Portfolio	14.8%
Voya U.S. Bond Index Portfolio - Class I	3.8%
Voya VACS Index Series MC Portfolio	3.5%
Voya VACS Index Series EM Portfolio	3.5%
Vanguard Long-Term Treasury ETF	3.0%
Schwab U.S. TIPS ETF	2.9%
Voya VACS Index Series SC Portfolio	2.1%
Xtrackers USD High Yield Corporate Bond ETF	2.0%

C000060446
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2035 Portfolio
Class Name	Class ADV
Trading Symbol	ISEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2035 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
AssetsNet	$ 1,650,205,324
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,650,205,324 # of Portfolio Holdings10 Portfolio Turnover Rate14%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	27.8%
Equity	72.2%

Target Asset Allocations

Value	Value
US Large Blend	42.5%
US Large Growth	1.0%
US Mid Cap Blend	3.5%
US Small Cap	2.0%
International	18.0%
Emerging Markets	4.5%
Core Fixed Income	23.5%
High Yield	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	43.3%
Voya VACS Index Series I Portfolio	17.8%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	17.1%
Voya U.S. Bond Index Portfolio - Class I	5.8%
Voya VACS Index Series EM Portfolio	4.5%
Voya VACS Index Series MC Portfolio	3.5%
Vanguard Long-Term Treasury ETF	3.0%
Voya VACS Index Series SC Portfolio	2.0%
Xtrackers USD High Yield Corporate Bond ETF	1.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.1%

C000060443
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2035 Portfolio
Class Name	Class I
Trading Symbol	ISEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2035 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
AssetsNet	$ 1,650,205,324
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,650,205,324 # of Portfolio Holdings10 Portfolio Turnover Rate14%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	27.8%
Equity	72.2%

Target Asset Allocations

Value	Value
US Large Blend	42.5%
US Large Growth	1.0%
US Mid Cap Blend	3.5%
US Small Cap	2.0%
International	18.0%
Emerging Markets	4.5%
Core Fixed Income	23.5%
High Yield	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	43.3%
Voya VACS Index Series I Portfolio	17.8%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	17.1%
Voya U.S. Bond Index Portfolio - Class I	5.8%
Voya VACS Index Series EM Portfolio	4.5%
Voya VACS Index Series MC Portfolio	3.5%
Vanguard Long-Term Treasury ETF	3.0%
Voya VACS Index Series SC Portfolio	2.0%
Xtrackers USD High Yield Corporate Bond ETF	1.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.1%

C000060444
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2035 Portfolio
Class Name	Class S
Trading Symbol	ISESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2035 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 1,650,205,324
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,650,205,324 # of Portfolio Holdings10 Portfolio Turnover Rate14%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	27.8%
Equity	72.2%

Target Asset Allocations

Value	Value
US Large Blend	42.5%
US Large Growth	1.0%
US Mid Cap Blend	3.5%
US Small Cap	2.0%
International	18.0%
Emerging Markets	4.5%
Core Fixed Income	23.5%
High Yield	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	43.3%
Voya VACS Index Series I Portfolio	17.8%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	17.1%
Voya U.S. Bond Index Portfolio - Class I	5.8%
Voya VACS Index Series EM Portfolio	4.5%
Voya VACS Index Series MC Portfolio	3.5%
Vanguard Long-Term Treasury ETF	3.0%
Voya VACS Index Series SC Portfolio	2.0%
Xtrackers USD High Yield Corporate Bond ETF	1.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.1%

C000078382
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2035 Portfolio
Class Name	Class S2
Trading Symbol	IXISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2035 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 1,650,205,324
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,650,205,324 # of Portfolio Holdings10 Portfolio Turnover Rate14%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	27.8%
Equity	72.2%

Target Asset Allocations

Value	Value
US Large Blend	42.5%
US Large Growth	1.0%
US Mid Cap Blend	3.5%
US Small Cap	2.0%
International	18.0%
Emerging Markets	4.5%
Core Fixed Income	23.5%
High Yield	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	43.3%
Voya VACS Index Series I Portfolio	17.8%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	17.1%
Voya U.S. Bond Index Portfolio - Class I	5.8%
Voya VACS Index Series EM Portfolio	4.5%
Voya VACS Index Series MC Portfolio	3.5%
Vanguard Long-Term Treasury ETF	3.0%
Voya VACS Index Series SC Portfolio	2.0%
Xtrackers USD High Yield Corporate Bond ETF	1.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.1%

C000154753
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2035 Portfolio
Class Name	Class Z
Trading Symbol	VSZDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2035 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class Z	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 1,650,205,324
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,650,205,324 # of Portfolio Holdings10 Portfolio Turnover Rate14%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	27.8%
Equity	72.2%

Target Asset Allocations

Value	Value
US Large Blend	42.5%
US Large Growth	1.0%
US Mid Cap Blend	3.5%
US Small Cap	2.0%
International	18.0%
Emerging Markets	4.5%
Core Fixed Income	23.5%
High Yield	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	43.3%
Voya VACS Index Series I Portfolio	17.8%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	17.1%
Voya U.S. Bond Index Portfolio - Class I	5.8%
Voya VACS Index Series EM Portfolio	4.5%
Voya VACS Index Series MC Portfolio	3.5%
Vanguard Long-Term Treasury ETF	3.0%
Voya VACS Index Series SC Portfolio	2.0%
Xtrackers USD High Yield Corporate Bond ETF	1.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.1%

C000105151
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2040 Portfolio
Class Name	Class ADV
Trading Symbol	IDXKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2040 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$31	0.59%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%
AssetsNet	$ 1,078,657,945
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,078,657,945 # of Portfolio Holdings10 Portfolio Turnover Rate14%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	17.0%
Equity	82.8%

Target Asset Allocations

Value	Value
US Large Blend	47.5%
US Large Growth	1.0%
US Mid Cap Blend	4.5%
US Small Cap	2.0%
International	22.0%
Emerging Markets	5.5%
Core Fixed Income	12.5%
High Yield	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	48.2%
Voya VACS Index Series I Portfolio	21.6%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	9.7%
Voya VACS Index Series EM Portfolio	5.5%
Voya VACS Index Series MC Portfolio	4.5%
Vanguard Long-Term Treasury ETF	3.0%
Voya U.S. Bond Index Portfolio - Class I	2.4%
Voya VACS Index Series SC Portfolio	2.0%
Xtrackers USD High Yield Corporate Bond ETF	1.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.0%

C000105153
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2040 Portfolio
Class Name	Class I
Trading Symbol	IDXLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2040 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$5	0.09%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%
AssetsNet	$ 1,078,657,945
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,078,657,945 # of Portfolio Holdings10 Portfolio Turnover Rate14%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	17.0%
Equity	82.8%

Target Asset Allocations

Value	Value
US Large Blend	47.5%
US Large Growth	1.0%
US Mid Cap Blend	4.5%
US Small Cap	2.0%
International	22.0%
Emerging Markets	5.5%
Core Fixed Income	12.5%
High Yield	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	48.2%
Voya VACS Index Series I Portfolio	21.6%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	9.7%
Voya VACS Index Series EM Portfolio	5.5%
Voya VACS Index Series MC Portfolio	4.5%
Vanguard Long-Term Treasury ETF	3.0%
Voya U.S. Bond Index Portfolio - Class I	2.4%
Voya VACS Index Series SC Portfolio	2.0%
Xtrackers USD High Yield Corporate Bond ETF	1.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.0%

C000105155
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2040 Portfolio
Class Name	Class S
Trading Symbol	IDXMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2040 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$18	0.34%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.34%
AssetsNet	$ 1,078,657,945
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,078,657,945 # of Portfolio Holdings10 Portfolio Turnover Rate14%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	17.0%
Equity	82.8%

Target Asset Allocations

Value	Value
US Large Blend	47.5%
US Large Growth	1.0%
US Mid Cap Blend	4.5%
US Small Cap	2.0%
International	22.0%
Emerging Markets	5.5%
Core Fixed Income	12.5%
High Yield	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	48.2%
Voya VACS Index Series I Portfolio	21.6%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	9.7%
Voya VACS Index Series EM Portfolio	5.5%
Voya VACS Index Series MC Portfolio	4.5%
Vanguard Long-Term Treasury ETF	3.0%
Voya U.S. Bond Index Portfolio - Class I	2.4%
Voya VACS Index Series SC Portfolio	2.0%
Xtrackers USD High Yield Corporate Bond ETF	1.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.0%

C000105154
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2040 Portfolio
Class Name	Class S2
Trading Symbol	IDXNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2040 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
AssetsNet	$ 1,078,657,945
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,078,657,945 # of Portfolio Holdings10 Portfolio Turnover Rate14%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	17.0%
Equity	82.8%

Target Asset Allocations

Value	Value
US Large Blend	47.5%
US Large Growth	1.0%
US Mid Cap Blend	4.5%
US Small Cap	2.0%
International	22.0%
Emerging Markets	5.5%
Core Fixed Income	12.5%
High Yield	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	48.2%
Voya VACS Index Series I Portfolio	21.6%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	9.7%
Voya VACS Index Series EM Portfolio	5.5%
Voya VACS Index Series MC Portfolio	4.5%
Vanguard Long-Term Treasury ETF	3.0%
Voya U.S. Bond Index Portfolio - Class I	2.4%
Voya VACS Index Series SC Portfolio	2.0%
Xtrackers USD High Yield Corporate Bond ETF	1.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.0%

C000154759
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2040 Portfolio
Class Name	Class Z
Trading Symbol	VSZEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2040 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class Z	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 1,078,657,945
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,078,657,945 # of Portfolio Holdings10 Portfolio Turnover Rate14%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	17.0%
Equity	82.8%

Target Asset Allocations

Value	Value
US Large Blend	47.5%
US Large Growth	1.0%
US Mid Cap Blend	4.5%
US Small Cap	2.0%
International	22.0%
Emerging Markets	5.5%
Core Fixed Income	12.5%
High Yield	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	48.2%
Voya VACS Index Series I Portfolio	21.6%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	9.7%
Voya VACS Index Series EM Portfolio	5.5%
Voya VACS Index Series MC Portfolio	4.5%
Vanguard Long-Term Treasury ETF	3.0%
Voya U.S. Bond Index Portfolio - Class I	2.4%
Voya VACS Index Series SC Portfolio	2.0%
Xtrackers USD High Yield Corporate Bond ETF	1.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.0%

C000060447
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2045 Portfolio
Class Name	Class ADV
Trading Symbol	ISJAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2045 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$29	0.56%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%
AssetsNet	$ 1,393,703,304
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,393,703,304 # of Portfolio Holdings10 Portfolio Turnover Rate15%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	9.2%
Equity	90.6%

Target Asset Allocations

Value	Value
US Large Blend	53.0%
US Large Growth	1.0%
US Mid Cap Blend	5.0%
US Small Cap	2.0%
International	23.0%
Emerging Markets	6.5%
Core Fixed Income	5.5%
High Yield	2.0%
Long Govt Bonds	2.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.6%
Voya VACS Index Series I Portfolio	22.5%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series MC Portfolio	5.0%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	4.3%
Voya VACS Index Series SC Portfolio	2.0%
Vanguard Long-Term Treasury ETF	2.0%
Xtrackers USD High Yield Corporate Bond ETF	1.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%

C000060448
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2045 Portfolio
Class Name	Class I
Trading Symbol	ISJIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2045 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$3	0.06%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%
AssetsNet	$ 1,393,703,304
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,393,703,304 # of Portfolio Holdings10 Portfolio Turnover Rate15%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	9.2%
Equity	90.6%

Target Asset Allocations

Value	Value
US Large Blend	53.0%
US Large Growth	1.0%
US Mid Cap Blend	5.0%
US Small Cap	2.0%
International	23.0%
Emerging Markets	6.5%
Core Fixed Income	5.5%
High Yield	2.0%
Long Govt Bonds	2.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.6%
Voya VACS Index Series I Portfolio	22.5%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series MC Portfolio	5.0%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	4.3%
Voya VACS Index Series SC Portfolio	2.0%
Vanguard Long-Term Treasury ETF	2.0%
Xtrackers USD High Yield Corporate Bond ETF	1.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%

C000060449
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2045 Portfolio
Class Name	Class S
Trading Symbol	ISJSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2045 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
AssetsNet	$ 1,393,703,304
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,393,703,304 # of Portfolio Holdings10 Portfolio Turnover Rate15%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	9.2%
Equity	90.6%

Target Asset Allocations

Value	Value
US Large Blend	53.0%
US Large Growth	1.0%
US Mid Cap Blend	5.0%
US Small Cap	2.0%
International	23.0%
Emerging Markets	6.5%
Core Fixed Income	5.5%
High Yield	2.0%
Long Govt Bonds	2.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.6%
Voya VACS Index Series I Portfolio	22.5%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series MC Portfolio	5.0%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	4.3%
Voya VACS Index Series SC Portfolio	2.0%
Vanguard Long-Term Treasury ETF	2.0%
Xtrackers USD High Yield Corporate Bond ETF	1.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%

C000078383
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2045 Portfolio
Class Name	Class S2
Trading Symbol	ISVLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2045 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$24	0.46%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%
AssetsNet	$ 1,393,703,304
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,393,703,304 # of Portfolio Holdings10 Portfolio Turnover Rate15%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	9.2%
Equity	90.6%

Target Asset Allocations

Value	Value
US Large Blend	53.0%
US Large Growth	1.0%
US Mid Cap Blend	5.0%
US Small Cap	2.0%
International	23.0%
Emerging Markets	6.5%
Core Fixed Income	5.5%
High Yield	2.0%
Long Govt Bonds	2.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.6%
Voya VACS Index Series I Portfolio	22.5%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series MC Portfolio	5.0%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	4.3%
Voya VACS Index Series SC Portfolio	2.0%
Vanguard Long-Term Treasury ETF	2.0%
Xtrackers USD High Yield Corporate Bond ETF	1.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%

C000154754
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2045 Portfolio
Class Name	Class Z
Trading Symbol	VSZFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2045 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class Z	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 1,393,703,304
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,393,703,304 # of Portfolio Holdings10 Portfolio Turnover Rate15%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	9.2%
Equity	90.6%

Target Asset Allocations

Value	Value
US Large Blend	53.0%
US Large Growth	1.0%
US Mid Cap Blend	5.0%
US Small Cap	2.0%
International	23.0%
Emerging Markets	6.5%
Core Fixed Income	5.5%
High Yield	2.0%
Long Govt Bonds	2.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.6%
Voya VACS Index Series I Portfolio	22.5%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series MC Portfolio	5.0%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	4.3%
Voya VACS Index Series SC Portfolio	2.0%
Vanguard Long-Term Treasury ETF	2.0%
Xtrackers USD High Yield Corporate Bond ETF	1.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%

C000105156
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2050 Portfolio
Class Name	Class ADV
Trading Symbol	IDXPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2050 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$30	0.58%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
AssetsNet	$ 934,313,625
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$934,313,625 # of Portfolio Holdings9 Portfolio Turnover Rate15%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	4.8%
Equity	95.0%

Target Asset Allocations

Value	Value
US Large Blend	55.5%
US Large Growth	1.0%
US Mid Cap Blend	5.0%
US Small Cap	3.0%
International	24.0%
Emerging Markets	6.5%
Core Fixed Income	4.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	56.1%
Voya VACS Index Series I Portfolio	23.4%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series MC Portfolio	5.0%
Voya VACS Index Series SC Portfolio	3.0%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	2.8%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.0%
Vanguard Long-Term Treasury ETF	1.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%

C000105158
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2050 Portfolio
Class Name	Class I
Trading Symbol	IDXQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2050 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
AssetsNet	$ 934,313,625
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$934,313,625 # of Portfolio Holdings9 Portfolio Turnover Rate15%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	4.8%
Equity	95.0%

Target Asset Allocations

Value	Value
US Large Blend	55.5%
US Large Growth	1.0%
US Mid Cap Blend	5.0%
US Small Cap	3.0%
International	24.0%
Emerging Markets	6.5%
Core Fixed Income	4.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	56.1%
Voya VACS Index Series I Portfolio	23.4%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series MC Portfolio	5.0%
Voya VACS Index Series SC Portfolio	3.0%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	2.8%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.0%
Vanguard Long-Term Treasury ETF	1.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%

C000105160
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2050 Portfolio
Class Name	Class S
Trading Symbol	IDXRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2050 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$17	0.33%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
AssetsNet	$ 934,313,625
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$934,313,625 # of Portfolio Holdings9 Portfolio Turnover Rate15%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	4.8%
Equity	95.0%

Target Asset Allocations

Value	Value
US Large Blend	55.5%
US Large Growth	1.0%
US Mid Cap Blend	5.0%
US Small Cap	3.0%
International	24.0%
Emerging Markets	6.5%
Core Fixed Income	4.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	56.1%
Voya VACS Index Series I Portfolio	23.4%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series MC Portfolio	5.0%
Voya VACS Index Series SC Portfolio	3.0%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	2.8%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.0%
Vanguard Long-Term Treasury ETF	1.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%

C000105159
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2050 Portfolio
Class Name	Class S2
Trading Symbol	IDXSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2050 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$25	0.48%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%
AssetsNet	$ 934,313,625
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$934,313,625 # of Portfolio Holdings9 Portfolio Turnover Rate15%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	4.8%
Equity	95.0%

Target Asset Allocations

Value	Value
US Large Blend	55.5%
US Large Growth	1.0%
US Mid Cap Blend	5.0%
US Small Cap	3.0%
International	24.0%
Emerging Markets	6.5%
Core Fixed Income	4.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	56.1%
Voya VACS Index Series I Portfolio	23.4%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series MC Portfolio	5.0%
Voya VACS Index Series SC Portfolio	3.0%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	2.8%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.0%
Vanguard Long-Term Treasury ETF	1.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%

C000154760
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2050 Portfolio
Class Name	Class Z
Trading Symbol	VSZGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2050 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class Z	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 934,313,625
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$934,313,625 # of Portfolio Holdings9 Portfolio Turnover Rate15%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	4.8%
Equity	95.0%

Target Asset Allocations

Value	Value
US Large Blend	55.5%
US Large Growth	1.0%
US Mid Cap Blend	5.0%
US Small Cap	3.0%
International	24.0%
Emerging Markets	6.5%
Core Fixed Income	4.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	56.1%
Voya VACS Index Series I Portfolio	23.4%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series MC Portfolio	5.0%
Voya VACS Index Series SC Portfolio	3.0%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	2.8%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.0%
Vanguard Long-Term Treasury ETF	1.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%

C000079256
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2055 Portfolio
Class Name	Class ADV
Trading Symbol	IISAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2055 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$30	0.58%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
AssetsNet	$ 938,158,705
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$938,158,705 # of Portfolio Holdings9 Portfolio Turnover Rate14%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	3.9%
Equity	96.0%

Target Asset Allocations

Value	Value
US Large Blend	55.5%
US Large Growth	1.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	24.5%
Emerging Markets	6.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	56.1%
Voya VACS Index Series I Portfolio	23.9%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series MC Portfolio	5.5%
Voya VACS Index Series SC Portfolio	3.0%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.0%
Vanguard Long-Term Treasury ETF	1.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%

C000079257
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2055 Portfolio
Class Name	Class I
Trading Symbol	IISNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2055 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
AssetsNet	$ 938,158,705
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$938,158,705 # of Portfolio Holdings9 Portfolio Turnover Rate14%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	3.9%
Equity	96.0%

Target Asset Allocations

Value	Value
US Large Blend	55.5%
US Large Growth	1.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	24.5%
Emerging Markets	6.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	56.1%
Voya VACS Index Series I Portfolio	23.9%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series MC Portfolio	5.5%
Voya VACS Index Series SC Portfolio	3.0%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.0%
Vanguard Long-Term Treasury ETF	1.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%

C000081026
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2055 Portfolio
Class Name	Class S
Trading Symbol	IISSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2055 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$17	0.33%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
AssetsNet	$ 938,158,705
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$938,158,705 # of Portfolio Holdings9 Portfolio Turnover Rate14%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	3.9%
Equity	96.0%

Target Asset Allocations

Value	Value
US Large Blend	55.5%
US Large Growth	1.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	24.5%
Emerging Markets	6.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	56.1%
Voya VACS Index Series I Portfolio	23.9%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series MC Portfolio	5.5%
Voya VACS Index Series SC Portfolio	3.0%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.0%
Vanguard Long-Term Treasury ETF	1.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%

C000079258
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2055 Portfolio
Class Name	Class S2
Trading Symbol	IISTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2055 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$25	0.48%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%
AssetsNet	$ 938,158,705
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$938,158,705 # of Portfolio Holdings9 Portfolio Turnover Rate14%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	3.9%
Equity	96.0%

Target Asset Allocations

Value	Value
US Large Blend	55.5%
US Large Growth	1.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	24.5%
Emerging Markets	6.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	56.1%
Voya VACS Index Series I Portfolio	23.9%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series MC Portfolio	5.5%
Voya VACS Index Series SC Portfolio	3.0%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.0%
Vanguard Long-Term Treasury ETF	1.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%

C000154756
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2055 Portfolio
Class Name	Class Z
Trading Symbol	VSZHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2055 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class Z	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 938,158,705
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$938,158,705 # of Portfolio Holdings9 Portfolio Turnover Rate14%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	3.9%
Equity	96.0%

Target Asset Allocations

Value	Value
US Large Blend	55.5%
US Large Growth	1.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	24.5%
Emerging Markets	6.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	56.1%
Voya VACS Index Series I Portfolio	23.9%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series MC Portfolio	5.5%
Voya VACS Index Series SC Portfolio	3.0%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.0%
Vanguard Long-Term Treasury ETF	1.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%

C000152048
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2060 Portfolio
Class Name	Class ADV
Trading Symbol	VPSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2060 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$30	0.57%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.57%
AssetsNet	$ 610,839,384
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$610,839,384 # of Portfolio Holdings9 Portfolio Turnover Rate13%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	3.9%
Equity	96.0%

Target Asset Allocations

Value	Value
US Large Blend	55.5%
US Large Growth	1.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	24.5%
Emerging Markets	6.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	56.1%
Voya VACS Index Series I Portfolio	23.9%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series MC Portfolio	5.5%
Voya VACS Index Series SC Portfolio	3.0%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%
Vanguard Long-Term Treasury ETF	1.0%

C000152047
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2060 Portfolio
Class Name	Class I
Trading Symbol	VISPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2060 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$4	0.07%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%
AssetsNet	$ 610,839,384
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$610,839,384 # of Portfolio Holdings9 Portfolio Turnover Rate13%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	3.9%
Equity	96.0%

Target Asset Allocations

Value	Value
US Large Blend	55.5%
US Large Growth	1.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	24.5%
Emerging Markets	6.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	56.1%
Voya VACS Index Series I Portfolio	23.9%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series MC Portfolio	5.5%
Voya VACS Index Series SC Portfolio	3.0%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%
Vanguard Long-Term Treasury ETF	1.0%

C000152049
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2060 Portfolio
Class Name	Class S
Trading Symbol	VPISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2060 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$17	0.32%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.32%
AssetsNet	$ 610,839,384
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$610,839,384 # of Portfolio Holdings9 Portfolio Turnover Rate13%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	3.9%
Equity	96.0%

Target Asset Allocations

Value	Value
US Large Blend	55.5%
US Large Growth	1.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	24.5%
Emerging Markets	6.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	56.1%
Voya VACS Index Series I Portfolio	23.9%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series MC Portfolio	5.5%
Voya VACS Index Series SC Portfolio	3.0%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%
Vanguard Long-Term Treasury ETF	1.0%

C000152050
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2060 Portfolio
Class Name	Class S2
Trading Symbol	VPSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2060 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$24	0.47%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
AssetsNet	$ 610,839,384
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$610,839,384 # of Portfolio Holdings9 Portfolio Turnover Rate13%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	3.9%
Equity	96.0%

Target Asset Allocations

Value	Value
US Large Blend	55.5%
US Large Growth	1.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	24.5%
Emerging Markets	6.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	56.1%
Voya VACS Index Series I Portfolio	23.9%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series MC Portfolio	5.5%
Voya VACS Index Series SC Portfolio	3.0%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%
Vanguard Long-Term Treasury ETF	1.0%

C000154761
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2060 Portfolio
Class Name	Class Z
Trading Symbol	VSZIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2060 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class Z	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 610,839,384
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$610,839,384 # of Portfolio Holdings9 Portfolio Turnover Rate13%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	3.9%
Equity	96.0%

Target Asset Allocations

Value	Value
US Large Blend	55.5%
US Large Growth	1.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	24.5%
Emerging Markets	6.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	56.1%
Voya VACS Index Series I Portfolio	23.9%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series MC Portfolio	5.5%
Voya VACS Index Series SC Portfolio	3.0%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%
Vanguard Long-Term Treasury ETF	1.0%

C000219031
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2065 Portfolio
Class Name	Class ADV
Trading Symbol	VIQAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2065 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
AssetsNet	$ 182,814,687
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$182,814,687 # of Portfolio Holdings9 Portfolio Turnover Rate12%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	3.4%
Equity	96.5%

Target Asset Allocations

Value	Value
US Large Blend	55.5%
US Large Growth	1.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	25.0%
Emerging Markets	6.5%
Core Fixed Income	2.5%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	56.1%
Voya VACS Index Series I Portfolio	24.4%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series MC Portfolio	5.5%
Voya VACS Index Series SC Portfolio	3.0%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.4%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%
Vanguard Long-Term Treasury ETF	1.0%

C000219027
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2065 Portfolio
Class Name	Class I
Trading Symbol	VIQIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2065 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
AssetsNet	$ 182,814,687
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$182,814,687 # of Portfolio Holdings9 Portfolio Turnover Rate12%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	3.4%
Equity	96.5%

Target Asset Allocations

Value	Value
US Large Blend	55.5%
US Large Growth	1.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	25.0%
Emerging Markets	6.5%
Core Fixed Income	2.5%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	56.1%
Voya VACS Index Series I Portfolio	24.4%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series MC Portfolio	5.5%
Voya VACS Index Series SC Portfolio	3.0%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.4%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%
Vanguard Long-Term Treasury ETF	1.0%

C000219028
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2065 Portfolio
Class Name	Class S
Trading Symbol	VIQSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2065 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 182,814,687
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$182,814,687 # of Portfolio Holdings9 Portfolio Turnover Rate12%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	3.4%
Equity	96.5%

Target Asset Allocations

Value	Value
US Large Blend	55.5%
US Large Growth	1.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	25.0%
Emerging Markets	6.5%
Core Fixed Income	2.5%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	56.1%
Voya VACS Index Series I Portfolio	24.4%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series MC Portfolio	5.5%
Voya VACS Index Series SC Portfolio	3.0%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.4%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%
Vanguard Long-Term Treasury ETF	1.0%

C000219029
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2065 Portfolio
Class Name	Class S2
Trading Symbol	VIQUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2065 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
AssetsNet	$ 182,814,687
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$182,814,687 # of Portfolio Holdings9 Portfolio Turnover Rate12%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	3.4%
Equity	96.5%

Target Asset Allocations

Value	Value
US Large Blend	55.5%
US Large Growth	1.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	25.0%
Emerging Markets	6.5%
Core Fixed Income	2.5%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	56.1%
Voya VACS Index Series I Portfolio	24.4%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series MC Portfolio	5.5%
Voya VACS Index Series SC Portfolio	3.0%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.4%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%
Vanguard Long-Term Treasury ETF	1.0%

C000219030
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2065 Portfolio
Class Name	Class Z
Trading Symbol	VIQZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution 2065 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class Z	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 182,814,687
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$182,814,687 # of Portfolio Holdings9 Portfolio Turnover Rate12%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	3.4%
Equity	96.5%

Target Asset Allocations

Value	Value
US Large Blend	55.5%
US Large Growth	1.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	25.0%
Emerging Markets	6.5%
Core Fixed Income	2.5%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	56.1%
Voya VACS Index Series I Portfolio	24.4%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series MC Portfolio	5.5%
Voya VACS Index Series SC Portfolio	3.0%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.4%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%
Vanguard Long-Term Treasury ETF	1.0%

C000060451
Shareholder Report [Line Items]
Fund Name	Voya Index Solution Income Portfolio
Class Name	Class ADV
Trading Symbol	ISKAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution Income Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
AssetsNet	$ 567,983,070
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$567,983,070 # of Portfolio Holdings12 Portfolio Turnover Rate13%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	35.8%
Fixed Income	64.2%

Target Asset Allocations

Value	Value
US Large Blend	21.5%
US Large Growth	1.0%
US Mid Cap Blend	1.0%
International	8.5%
Emerging Markets	3.0%
Core Fixed Income	40.0%
High Yield	4.0%
TIPS	10.0%
Short Duration	8.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

WisdomTree Voya Yield Enhanced USD Universal Bond Fund	35.8%
Voya VACS Index Series S Portfolio	22.2%
Schwab U.S. TIPS ETF	9.8%
Voya VACS Index Series I Portfolio	8.5%
Voya Short Duration Bond Fund - Class R6	7.8%
Xtrackers USD High Yield Corporate Bond ETF	3.9%
Voya U.S. Bond Index Portfolio - Class I	3.7%
Voya VACS Index Series EM Portfolio	3.0%
Vanguard Long-Term Treasury ETF	3.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.1%

C000060452
Shareholder Report [Line Items]
Fund Name	Voya Index Solution Income Portfolio
Class Name	Class I
Trading Symbol	ISKIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution Income Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$2	0.03%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%
AssetsNet	$ 567,983,070
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$567,983,070 # of Portfolio Holdings12 Portfolio Turnover Rate13%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	35.8%
Fixed Income	64.2%

Target Asset Allocations

Value	Value
US Large Blend	21.5%
US Large Growth	1.0%
US Mid Cap Blend	1.0%
International	8.5%
Emerging Markets	3.0%
Core Fixed Income	40.0%
High Yield	4.0%
TIPS	10.0%
Short Duration	8.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

WisdomTree Voya Yield Enhanced USD Universal Bond Fund	35.8%
Voya VACS Index Series S Portfolio	22.2%
Schwab U.S. TIPS ETF	9.8%
Voya VACS Index Series I Portfolio	8.5%
Voya Short Duration Bond Fund - Class R6	7.8%
Xtrackers USD High Yield Corporate Bond ETF	3.9%
Voya U.S. Bond Index Portfolio - Class I	3.7%
Voya VACS Index Series EM Portfolio	3.0%
Vanguard Long-Term Treasury ETF	3.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.1%

C000060453
Shareholder Report [Line Items]
Fund Name	Voya Index Solution Income Portfolio
Class Name	Class S
Trading Symbol	ISKSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution Income Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$14	0.28%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%
AssetsNet	$ 567,983,070
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$567,983,070 # of Portfolio Holdings12 Portfolio Turnover Rate13%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	35.8%
Fixed Income	64.2%

Target Asset Allocations

Value	Value
US Large Blend	21.5%
US Large Growth	1.0%
US Mid Cap Blend	1.0%
International	8.5%
Emerging Markets	3.0%
Core Fixed Income	40.0%
High Yield	4.0%
TIPS	10.0%
Short Duration	8.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

WisdomTree Voya Yield Enhanced USD Universal Bond Fund	35.8%
Voya VACS Index Series S Portfolio	22.2%
Schwab U.S. TIPS ETF	9.8%
Voya VACS Index Series I Portfolio	8.5%
Voya Short Duration Bond Fund - Class R6	7.8%
Xtrackers USD High Yield Corporate Bond ETF	3.9%
Voya U.S. Bond Index Portfolio - Class I	3.7%
Voya VACS Index Series EM Portfolio	3.0%
Vanguard Long-Term Treasury ETF	3.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.1%

C000078384
Shareholder Report [Line Items]
Fund Name	Voya Index Solution Income Portfolio
Class Name	Class S2
Trading Symbol	IIIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution Income Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$22	0.43%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
AssetsNet	$ 567,983,070
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$567,983,070 # of Portfolio Holdings12 Portfolio Turnover Rate13%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	35.8%
Fixed Income	64.2%

Target Asset Allocations

Value	Value
US Large Blend	21.5%
US Large Growth	1.0%
US Mid Cap Blend	1.0%
International	8.5%
Emerging Markets	3.0%
Core Fixed Income	40.0%
High Yield	4.0%
TIPS	10.0%
Short Duration	8.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

WisdomTree Voya Yield Enhanced USD Universal Bond Fund	35.8%
Voya VACS Index Series S Portfolio	22.2%
Schwab U.S. TIPS ETF	9.8%
Voya VACS Index Series I Portfolio	8.5%
Voya Short Duration Bond Fund - Class R6	7.8%
Xtrackers USD High Yield Corporate Bond ETF	3.9%
Voya U.S. Bond Index Portfolio - Class I	3.7%
Voya VACS Index Series EM Portfolio	3.0%
Vanguard Long-Term Treasury ETF	3.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.1%

C000154755
Shareholder Report [Line Items]
Fund Name	Voya Index Solution Income Portfolio
Class Name	Class Z
Trading Symbol	VSZJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Solution Income Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class Z	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 567,983,070
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$567,983,070 # of Portfolio Holdings12 Portfolio Turnover Rate13%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	35.8%
Fixed Income	64.2%

Target Asset Allocations

Value	Value
US Large Blend	21.5%
US Large Growth	1.0%
US Mid Cap Blend	1.0%
International	8.5%
Emerging Markets	3.0%
Core Fixed Income	40.0%
High Yield	4.0%
TIPS	10.0%
Short Duration	8.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

WisdomTree Voya Yield Enhanced USD Universal Bond Fund	35.8%
Voya VACS Index Series S Portfolio	22.2%
Schwab U.S. TIPS ETF	9.8%
Voya VACS Index Series I Portfolio	8.5%
Voya Short Duration Bond Fund - Class R6	7.8%
Xtrackers USD High Yield Corporate Bond ETF	3.9%
Voya U.S. Bond Index Portfolio - Class I	3.7%
Voya VACS Index Series EM Portfolio	3.0%
Vanguard Long-Term Treasury ETF	3.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.1%

C000027234
Shareholder Report [Line Items]
Fund Name	Voya International High Dividend Low Volatility Portfolio
Class Name	Class ADV
Trading Symbol	IFTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya International High Dividend Low Volatility Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$70	1.25%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.25%
AssetsNet	$ 332,848,334
Holdings Count | Holding	161
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$332,848,334 # of Portfolio Holdings161 Portfolio Turnover Rate49%
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.8%
Countries-Other	11.3%
Hong Kong	2.9%
Norway	3.7%
Switzerland	4.0%
Italy	4.2%
Netherlands	5.6%
Germany	6.9%
Australia	7.5%
United States	8.6%
France	8.7%
United Kingdom	13.4%
Japan	20.4%

Sector Allocation

Value	Value
Financials	33.9%
Industrials	13.5%
Consumer Staples	9.4%
Health Care	9.0%
Communication Services	6.6%
Utilities	6.5%
Energy	6.4%
Materials	4.9%
Consumer Discretionary	3.3%
Real Estate	2.8%
Exchange-Traded Funds	2.5%
Information Technology	0.9%
Short-Term Investments	3.9%
Liabilities in Excess of Other Assets	(3.6)%

Largest Holdings [Text Block]

Top 10 Holdings

HSBC Holdings PLC	2.8%
iShares MSCI EAFE Value ETF	2.5%
Roche Holding AG	2.0%
Shell PLC	2.0%
Allianz SE	2.0%
Novartis AG	1.8%
Zurich Insurance Group AG	1.6%
British American Tobacco PLC	1.5%
Intesa Sanpaolo SpA	1.5%
BNP Paribas SA	1.5%

C000027235
Shareholder Report [Line Items]
Fund Name	Voya International High Dividend Low Volatility Portfolio
Class Name	Class I
Trading Symbol	IFTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya International High Dividend Low Volatility Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$42	0.75%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.75%
AssetsNet	$ 332,848,334
Holdings Count | Holding	161
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$332,848,334 # of Portfolio Holdings161 Portfolio Turnover Rate49%
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.8%
Countries-Other	11.3%
Hong Kong	2.9%
Norway	3.7%
Switzerland	4.0%
Italy	4.2%
Netherlands	5.6%
Germany	6.9%
Australia	7.5%
United States	8.6%
France	8.7%
United Kingdom	13.4%
Japan	20.4%

Sector Allocation

Value	Value
Financials	33.9%
Industrials	13.5%
Consumer Staples	9.4%
Health Care	9.0%
Communication Services	6.6%
Utilities	6.5%
Energy	6.4%
Materials	4.9%
Consumer Discretionary	3.3%
Real Estate	2.8%
Exchange-Traded Funds	2.5%
Information Technology	0.9%
Short-Term Investments	3.9%
Liabilities in Excess of Other Assets	(3.6)%

Largest Holdings [Text Block]

Top 10 Holdings

HSBC Holdings PLC	2.8%
iShares MSCI EAFE Value ETF	2.5%
Roche Holding AG	2.0%
Shell PLC	2.0%
Allianz SE	2.0%
Novartis AG	1.8%
Zurich Insurance Group AG	1.6%
British American Tobacco PLC	1.5%
Intesa Sanpaolo SpA	1.5%
BNP Paribas SA	1.5%

C000027236
Shareholder Report [Line Items]
Fund Name	Voya International High Dividend Low Volatility Portfolio
Class Name	Class S
Trading Symbol	IFTSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya International High Dividend Low Volatility Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$56	1.00%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.00%
AssetsNet	$ 332,848,334
Holdings Count | Holding	161
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$332,848,334 # of Portfolio Holdings161 Portfolio Turnover Rate49%
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.8%
Countries-Other	11.3%
Hong Kong	2.9%
Norway	3.7%
Switzerland	4.0%
Italy	4.2%
Netherlands	5.6%
Germany	6.9%
Australia	7.5%
United States	8.6%
France	8.7%
United Kingdom	13.4%
Japan	20.4%

Sector Allocation

Value	Value
Financials	33.9%
Industrials	13.5%
Consumer Staples	9.4%
Health Care	9.0%
Communication Services	6.6%
Utilities	6.5%
Energy	6.4%
Materials	4.9%
Consumer Discretionary	3.3%
Real Estate	2.8%
Exchange-Traded Funds	2.5%
Information Technology	0.9%
Short-Term Investments	3.9%
Liabilities in Excess of Other Assets	(3.6)%

Largest Holdings [Text Block]

Top 10 Holdings

HSBC Holdings PLC	2.8%
iShares MSCI EAFE Value ETF	2.5%
Roche Holding AG	2.0%
Shell PLC	2.0%
Allianz SE	2.0%
Novartis AG	1.8%
Zurich Insurance Group AG	1.6%
British American Tobacco PLC	1.5%
Intesa Sanpaolo SpA	1.5%
BNP Paribas SA	1.5%

C000074834
Shareholder Report [Line Items]
Fund Name	Voya International High Dividend Low Volatility Portfolio
Class Name	Class S2
Trading Symbol	ITFEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya International High Dividend Low Volatility Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$64	1.15%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.15%
AssetsNet	$ 332,848,334
Holdings Count | Holding	161
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$332,848,334 # of Portfolio Holdings161 Portfolio Turnover Rate49%
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.8%
Countries-Other	11.3%
Hong Kong	2.9%
Norway	3.7%
Switzerland	4.0%
Italy	4.2%
Netherlands	5.6%
Germany	6.9%
Australia	7.5%
United States	8.6%
France	8.7%
United Kingdom	13.4%
Japan	20.4%

Sector Allocation

Value	Value
Financials	33.9%
Industrials	13.5%
Consumer Staples	9.4%
Health Care	9.0%
Communication Services	6.6%
Utilities	6.5%
Energy	6.4%
Materials	4.9%
Consumer Discretionary	3.3%
Real Estate	2.8%
Exchange-Traded Funds	2.5%
Information Technology	0.9%
Short-Term Investments	3.9%
Liabilities in Excess of Other Assets	(3.6)%

Largest Holdings [Text Block]

Top 10 Holdings

HSBC Holdings PLC	2.8%
iShares MSCI EAFE Value ETF	2.5%
Roche Holding AG	2.0%
Shell PLC	2.0%
Allianz SE	2.0%
Novartis AG	1.8%
Zurich Insurance Group AG	1.6%
British American Tobacco PLC	1.5%
Intesa Sanpaolo SpA	1.5%
BNP Paribas SA	1.5%

C000020726
Shareholder Report [Line Items]
Fund Name	Voya Solution 2025 Portfolio
Class Name	Class ADV
Trading Symbol	ISZAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2025 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
AssetsNet	$ 377,131,614
Holdings Count | Holding	17
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$377,131,614 # of Portfolio Holdings17 Portfolio Turnover Rate15%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	41.7%
Fixed Income	58.2%

Target Asset Allocations

Value	Value
US Large Blend	14.0%
US Large Growth	5.0%
US Large Value	4.0%
US Mid Cap Blend	1.3%
International	9.8%
Emerging Markets	3.0%
Core Fixed Income	38.0%
High Yield	3.7%
International Bonds	1.5%
TIPS	9.7%
Short Duration	7.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	26.3%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.1%
Schwab U.S. TIPS ETF	9.5%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	8.4%
Voya U.S. Stock Index Portfolio - Class I	8.3%
Voya Short Duration Bond Fund - Class R6	6.8%
Voya Multi-Manager International Equity Fund - Class I	6.2%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya High Yield Bond Fund - Class R6	3.7%
Vanguard FTSE Developed Markets ETF	3.5%

C000020727
Shareholder Report [Line Items]
Fund Name	Voya Solution 2025 Portfolio
Class Name	Class I
Trading Symbol	ISZIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2025 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 377,131,614
Holdings Count | Holding	17
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$377,131,614 # of Portfolio Holdings17 Portfolio Turnover Rate15%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	41.7%
Fixed Income	58.2%

Target Asset Allocations

Value	Value
US Large Blend	14.0%
US Large Growth	5.0%
US Large Value	4.0%
US Mid Cap Blend	1.3%
International	9.8%
Emerging Markets	3.0%
Core Fixed Income	38.0%
High Yield	3.7%
International Bonds	1.5%
TIPS	9.7%
Short Duration	7.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	26.3%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.1%
Schwab U.S. TIPS ETF	9.5%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	8.4%
Voya U.S. Stock Index Portfolio - Class I	8.3%
Voya Short Duration Bond Fund - Class R6	6.8%
Voya Multi-Manager International Equity Fund - Class I	6.2%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya High Yield Bond Fund - Class R6	3.7%
Vanguard FTSE Developed Markets ETF	3.5%

C000020728
Shareholder Report [Line Items]
Fund Name	Voya Solution 2025 Portfolio
Class Name	Class S
Trading Symbol	ISZSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2025 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
AssetsNet	$ 377,131,614
Holdings Count | Holding	17
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$377,131,614 # of Portfolio Holdings17 Portfolio Turnover Rate15%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	41.7%
Fixed Income	58.2%

Target Asset Allocations

Value	Value
US Large Blend	14.0%
US Large Growth	5.0%
US Large Value	4.0%
US Mid Cap Blend	1.3%
International	9.8%
Emerging Markets	3.0%
Core Fixed Income	38.0%
High Yield	3.7%
International Bonds	1.5%
TIPS	9.7%
Short Duration	7.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	26.3%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.1%
Schwab U.S. TIPS ETF	9.5%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	8.4%
Voya U.S. Stock Index Portfolio - Class I	8.3%
Voya Short Duration Bond Fund - Class R6	6.8%
Voya Multi-Manager International Equity Fund - Class I	6.2%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya High Yield Bond Fund - Class R6	3.7%
Vanguard FTSE Developed Markets ETF	3.5%

C000078368
Shareholder Report [Line Items]
Fund Name	Voya Solution 2025 Portfolio
Class Name	Class S2
Trading Symbol	ISPBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2025 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
AssetsNet	$ 377,131,614
Holdings Count | Holding	17
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$377,131,614 # of Portfolio Holdings17 Portfolio Turnover Rate15%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	41.7%
Fixed Income	58.2%

Target Asset Allocations

Value	Value
US Large Blend	14.0%
US Large Growth	5.0%
US Large Value	4.0%
US Mid Cap Blend	1.3%
International	9.8%
Emerging Markets	3.0%
Core Fixed Income	38.0%
High Yield	3.7%
International Bonds	1.5%
TIPS	9.7%
Short Duration	7.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	26.3%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.1%
Schwab U.S. TIPS ETF	9.5%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	8.4%
Voya U.S. Stock Index Portfolio - Class I	8.3%
Voya Short Duration Bond Fund - Class R6	6.8%
Voya Multi-Manager International Equity Fund - Class I	6.2%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya High Yield Bond Fund - Class R6	3.7%
Vanguard FTSE Developed Markets ETF	3.5%

C000105166
Shareholder Report [Line Items]
Fund Name	Voya Solution 2030 Portfolio
Class Name	Class ADV
Trading Symbol	ISNFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2030 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
AssetsNet	$ 66,076,061
Holdings Count | Holding	20
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$66,076,061 # of Portfolio Holdings20 Portfolio Turnover Rate17%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	34.9%
Equity	65.1%

Target Asset Allocations

Value	Value
US Large Blend	25.5%
US Large Growth	6.0%
US Large Value	5.0%
US Mid Cap Blend	3.5%
US Small Cap	2.0%
International	15.0%
Emerging Markets	3.5%
Core Fixed Income	29.5%
High Yield	2.0%
TIPS	3.0%
Short Duration	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	19.9%
Voya Intermediate Bond Fund - Class R6	19.2%
Voya Multi-Manager International Equity Fund - Class I	10.4%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	5.9%
Vanguard FTSE Developed Markets ETF	4.4%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.1%
Voya Large Cap Value Portfolio - Class R6	3.0%
Vanguard Long-Term Treasury ETF	3.0%
Schwab U.S. TIPS ETF	2.9%

C000105168
Shareholder Report [Line Items]
Fund Name	Voya Solution 2030 Portfolio
Class Name	Class I
Trading Symbol	ISNGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2030 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
AssetsNet	$ 66,076,061
Holdings Count | Holding	20
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$66,076,061 # of Portfolio Holdings20 Portfolio Turnover Rate17%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	34.9%
Equity	65.1%

Target Asset Allocations

Value	Value
US Large Blend	25.5%
US Large Growth	6.0%
US Large Value	5.0%
US Mid Cap Blend	3.5%
US Small Cap	2.0%
International	15.0%
Emerging Markets	3.5%
Core Fixed Income	29.5%
High Yield	2.0%
TIPS	3.0%
Short Duration	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	19.9%
Voya Intermediate Bond Fund - Class R6	19.2%
Voya Multi-Manager International Equity Fund - Class I	10.4%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	5.9%
Vanguard FTSE Developed Markets ETF	4.4%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.1%
Voya Large Cap Value Portfolio - Class R6	3.0%
Vanguard Long-Term Treasury ETF	3.0%
Schwab U.S. TIPS ETF	2.9%

C000105170
Shareholder Report [Line Items]
Fund Name	Voya Solution 2030 Portfolio
Class Name	Class S
Trading Symbol	ISNHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2030 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
AssetsNet	$ 66,076,061
Holdings Count | Holding	20
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$66,076,061 # of Portfolio Holdings20 Portfolio Turnover Rate17%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	34.9%
Equity	65.1%

Target Asset Allocations

Value	Value
US Large Blend	25.5%
US Large Growth	6.0%
US Large Value	5.0%
US Mid Cap Blend	3.5%
US Small Cap	2.0%
International	15.0%
Emerging Markets	3.5%
Core Fixed Income	29.5%
High Yield	2.0%
TIPS	3.0%
Short Duration	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	19.9%
Voya Intermediate Bond Fund - Class R6	19.2%
Voya Multi-Manager International Equity Fund - Class I	10.4%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	5.9%
Vanguard FTSE Developed Markets ETF	4.4%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.1%
Voya Large Cap Value Portfolio - Class R6	3.0%
Vanguard Long-Term Treasury ETF	3.0%
Schwab U.S. TIPS ETF	2.9%

C000105169
Shareholder Report [Line Items]
Fund Name	Voya Solution 2030 Portfolio
Class Name	Class S2
Trading Symbol	ISNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2030 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 66,076,061
Holdings Count | Holding	20
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$66,076,061 # of Portfolio Holdings20 Portfolio Turnover Rate17%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	34.9%
Equity	65.1%

Target Asset Allocations

Value	Value
US Large Blend	25.5%
US Large Growth	6.0%
US Large Value	5.0%
US Mid Cap Blend	3.5%
US Small Cap	2.0%
International	15.0%
Emerging Markets	3.5%
Core Fixed Income	29.5%
High Yield	2.0%
TIPS	3.0%
Short Duration	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	19.9%
Voya Intermediate Bond Fund - Class R6	19.2%
Voya Multi-Manager International Equity Fund - Class I	10.4%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	5.9%
Vanguard FTSE Developed Markets ETF	4.4%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.1%
Voya Large Cap Value Portfolio - Class R6	3.0%
Vanguard Long-Term Treasury ETF	3.0%
Schwab U.S. TIPS ETF	2.9%

C000020730
Shareholder Report [Line Items]
Fund Name	Voya Solution 2035 Portfolio
Class Name	Class ADV
Trading Symbol	ISQAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2035 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
AssetsNet	$ 595,013,725
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$595,013,725 # of Portfolio Holdings18 Portfolio Turnover Rate13%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	24.1%
Equity	75.8%

Target Asset Allocations

Value	Value
US Large Blend	32.5%
US Large Growth	6.0%
US Large Value	5.0%
US Mid Cap Blend	3.5%
US Small Cap	2.0%
International	18.0%
Emerging Markets	4.5%
Core Fixed Income	23.5%
High Yield	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	27.0%
Voya Intermediate Bond Fund - Class R6	15.2%
Voya Multi-Manager International Equity Fund - Class I	12.7%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
Vanguard FTSE Developed Markets ETF	4.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.1%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	3.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	3.1%
Voya Large Cap Value Portfolio - Class R6	3.0%
Vanguard Long-Term Treasury ETF	3.0%

C000020731
Shareholder Report [Line Items]
Fund Name	Voya Solution 2035 Portfolio
Class Name	Class I
Trading Symbol	ISQIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2035 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
AssetsNet	$ 595,013,725
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$595,013,725 # of Portfolio Holdings18 Portfolio Turnover Rate13%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	24.1%
Equity	75.8%

Target Asset Allocations

Value	Value
US Large Blend	32.5%
US Large Growth	6.0%
US Large Value	5.0%
US Mid Cap Blend	3.5%
US Small Cap	2.0%
International	18.0%
Emerging Markets	4.5%
Core Fixed Income	23.5%
High Yield	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	27.0%
Voya Intermediate Bond Fund - Class R6	15.2%
Voya Multi-Manager International Equity Fund - Class I	12.7%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
Vanguard FTSE Developed Markets ETF	4.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.1%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	3.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	3.1%
Voya Large Cap Value Portfolio - Class R6	3.0%
Vanguard Long-Term Treasury ETF	3.0%

C000020732
Shareholder Report [Line Items]
Fund Name	Voya Solution 2035 Portfolio
Class Name	Class S
Trading Symbol	ISQSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2035 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
AssetsNet	$ 595,013,725
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$595,013,725 # of Portfolio Holdings18 Portfolio Turnover Rate13%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	24.1%
Equity	75.8%

Target Asset Allocations

Value	Value
US Large Blend	32.5%
US Large Growth	6.0%
US Large Value	5.0%
US Mid Cap Blend	3.5%
US Small Cap	2.0%
International	18.0%
Emerging Markets	4.5%
Core Fixed Income	23.5%
High Yield	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	27.0%
Voya Intermediate Bond Fund - Class R6	15.2%
Voya Multi-Manager International Equity Fund - Class I	12.7%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
Vanguard FTSE Developed Markets ETF	4.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.1%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	3.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	3.1%
Voya Large Cap Value Portfolio - Class R6	3.0%
Vanguard Long-Term Treasury ETF	3.0%

C000078369
Shareholder Report [Line Items]
Fund Name	Voya Solution 2035 Portfolio
Class Name	Class S2
Trading Symbol	ISPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2035 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 595,013,725
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$595,013,725 # of Portfolio Holdings18 Portfolio Turnover Rate13%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	24.1%
Equity	75.8%

Target Asset Allocations

Value	Value
US Large Blend	32.5%
US Large Growth	6.0%
US Large Value	5.0%
US Mid Cap Blend	3.5%
US Small Cap	2.0%
International	18.0%
Emerging Markets	4.5%
Core Fixed Income	23.5%
High Yield	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	27.0%
Voya Intermediate Bond Fund - Class R6	15.2%
Voya Multi-Manager International Equity Fund - Class I	12.7%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
Vanguard FTSE Developed Markets ETF	4.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.1%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	3.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	3.1%
Voya Large Cap Value Portfolio - Class R6	3.0%
Vanguard Long-Term Treasury ETF	3.0%

C000105171
Shareholder Report [Line Items]
Fund Name	Voya Solution 2040 Portfolio
Class Name	Class ADV
Trading Symbol	ISNKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2040 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$37	0.72%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%
AssetsNet	$ 57,505,216
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$57,505,216 # of Portfolio Holdings18 Portfolio Turnover Rate15%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	14.0%
Equity	85.9%

Target Asset Allocations

Value	Value
US Large Blend	33.5%
US Large Growth	8.0%
US Large Value	7.0%
US Mid Cap Blend	4.5%
US Small Cap	2.0%
International	22.0%
Emerging Markets	5.5%
Core Fixed Income	12.5%
High Yield	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	29.4%
Voya Multi-Manager International Equity Fund - Class I	14.7%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Vanguard FTSE Developed Markets ETF	6.8%
Voya Intermediate Bond Fund - Class R6	6.3%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.2%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.2%
Voya Large Cap Value Portfolio - Class R6	4.0%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
VY® Invesco Comstock Portfolio - Class I	3.0%

C000105173
Shareholder Report [Line Items]
Fund Name	Voya Solution 2040 Portfolio
Class Name	Class I
Trading Symbol	ISNLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2040 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$11	0.22%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%
AssetsNet	$ 57,505,216
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$57,505,216 # of Portfolio Holdings18 Portfolio Turnover Rate15%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	14.0%
Equity	85.9%

Target Asset Allocations

Value	Value
US Large Blend	33.5%
US Large Growth	8.0%
US Large Value	7.0%
US Mid Cap Blend	4.5%
US Small Cap	2.0%
International	22.0%
Emerging Markets	5.5%
Core Fixed Income	12.5%
High Yield	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	29.4%
Voya Multi-Manager International Equity Fund - Class I	14.7%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Vanguard FTSE Developed Markets ETF	6.8%
Voya Intermediate Bond Fund - Class R6	6.3%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.2%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.2%
Voya Large Cap Value Portfolio - Class R6	4.0%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
VY® Invesco Comstock Portfolio - Class I	3.0%

C000105175
Shareholder Report [Line Items]
Fund Name	Voya Solution 2040 Portfolio
Class Name	Class S
Trading Symbol	ISNMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2040 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$24	0.47%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
AssetsNet	$ 57,505,216
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$57,505,216 # of Portfolio Holdings18 Portfolio Turnover Rate15%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	14.0%
Equity	85.9%

Target Asset Allocations

Value	Value
US Large Blend	33.5%
US Large Growth	8.0%
US Large Value	7.0%
US Mid Cap Blend	4.5%
US Small Cap	2.0%
International	22.0%
Emerging Markets	5.5%
Core Fixed Income	12.5%
High Yield	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	29.4%
Voya Multi-Manager International Equity Fund - Class I	14.7%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Vanguard FTSE Developed Markets ETF	6.8%
Voya Intermediate Bond Fund - Class R6	6.3%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.2%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.2%
Voya Large Cap Value Portfolio - Class R6	4.0%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
VY® Invesco Comstock Portfolio - Class I	3.0%

C000105174
Shareholder Report [Line Items]
Fund Name	Voya Solution 2040 Portfolio
Class Name	Class S2
Trading Symbol	ISNNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2040 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$32	0.62%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
AssetsNet	$ 57,505,216
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$57,505,216 # of Portfolio Holdings18 Portfolio Turnover Rate15%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	14.0%
Equity	85.9%

Target Asset Allocations

Value	Value
US Large Blend	33.5%
US Large Growth	8.0%
US Large Value	7.0%
US Mid Cap Blend	4.5%
US Small Cap	2.0%
International	22.0%
Emerging Markets	5.5%
Core Fixed Income	12.5%
High Yield	2.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	29.4%
Voya Multi-Manager International Equity Fund - Class I	14.7%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Vanguard FTSE Developed Markets ETF	6.8%
Voya Intermediate Bond Fund - Class R6	6.3%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.2%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.2%
Voya Large Cap Value Portfolio - Class R6	4.0%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
VY® Invesco Comstock Portfolio - Class I	3.0%

C000020734
Shareholder Report [Line Items]
Fund Name	Voya Solution 2045 Portfolio
Class Name	Class ADV
Trading Symbol	ISRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2045 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$37	0.72%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%
AssetsNet	$ 477,790,660
Holdings Count | Holding	17
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$477,790,660 # of Portfolio Holdings17 Portfolio Turnover Rate13%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	6.3%
Equity	93.6%

Target Asset Allocations

Value	Value
US Large Blend	39.0%
US Large Growth	8.0%
US Large Value	7.0%
US Mid Cap Blend	5.0%
US Small Cap	2.0%
International	23.0%
Emerging Markets	6.5%
Core Fixed Income	5.5%
High Yield	2.0%
Long Govt Bonds	2.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	34.9%
Voya Multi-Manager International Equity Fund - Class I	15.6%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Vanguard FTSE Developed Markets ETF	6.8%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.2%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.1%
Voya Large Cap Value Portfolio - Class R6	4.0%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
VY® Invesco Comstock Portfolio - Class I	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.9%

C000020735
Shareholder Report [Line Items]
Fund Name	Voya Solution 2045 Portfolio
Class Name	Class I
Trading Symbol	ISRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2045 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$11	0.22%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%
AssetsNet	$ 477,790,660
Holdings Count | Holding	17
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$477,790,660 # of Portfolio Holdings17 Portfolio Turnover Rate13%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	6.3%
Equity	93.6%

Target Asset Allocations

Value	Value
US Large Blend	39.0%
US Large Growth	8.0%
US Large Value	7.0%
US Mid Cap Blend	5.0%
US Small Cap	2.0%
International	23.0%
Emerging Markets	6.5%
Core Fixed Income	5.5%
High Yield	2.0%
Long Govt Bonds	2.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	34.9%
Voya Multi-Manager International Equity Fund - Class I	15.6%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Vanguard FTSE Developed Markets ETF	6.8%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.2%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.1%
Voya Large Cap Value Portfolio - Class R6	4.0%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
VY® Invesco Comstock Portfolio - Class I	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.9%

C000020736
Shareholder Report [Line Items]
Fund Name	Voya Solution 2045 Portfolio
Class Name	Class S
Trading Symbol	ISRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2045 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$24	0.47%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
AssetsNet	$ 477,790,660
Holdings Count | Holding	17
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$477,790,660 # of Portfolio Holdings17 Portfolio Turnover Rate13%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	6.3%
Equity	93.6%

Target Asset Allocations

Value	Value
US Large Blend	39.0%
US Large Growth	8.0%
US Large Value	7.0%
US Mid Cap Blend	5.0%
US Small Cap	2.0%
International	23.0%
Emerging Markets	6.5%
Core Fixed Income	5.5%
High Yield	2.0%
Long Govt Bonds	2.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	34.9%
Voya Multi-Manager International Equity Fund - Class I	15.6%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Vanguard FTSE Developed Markets ETF	6.8%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.2%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.1%
Voya Large Cap Value Portfolio - Class R6	4.0%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
VY® Invesco Comstock Portfolio - Class I	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.9%

C000078370
Shareholder Report [Line Items]
Fund Name	Voya Solution 2045 Portfolio
Class Name	Class S2
Trading Symbol	ISPDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2045 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$32	0.62%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
AssetsNet	$ 477,790,660
Holdings Count | Holding	17
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$477,790,660 # of Portfolio Holdings17 Portfolio Turnover Rate13%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	6.3%
Equity	93.6%

Target Asset Allocations

Value	Value
US Large Blend	39.0%
US Large Growth	8.0%
US Large Value	7.0%
US Mid Cap Blend	5.0%
US Small Cap	2.0%
International	23.0%
Emerging Markets	6.5%
Core Fixed Income	5.5%
High Yield	2.0%
Long Govt Bonds	2.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	34.9%
Voya Multi-Manager International Equity Fund - Class I	15.6%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Vanguard FTSE Developed Markets ETF	6.8%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.2%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.1%
Voya Large Cap Value Portfolio - Class R6	4.0%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
VY® Invesco Comstock Portfolio - Class I	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.9%

C000105176
Shareholder Report [Line Items]
Fund Name	Voya Solution 2050 Portfolio
Class Name	Class ADV
Trading Symbol	ISNPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2050 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$38	0.74%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%
AssetsNet	$ 47,951,355
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$47,951,355 # of Portfolio Holdings16 Portfolio Turnover Rate17%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	2.0%
Equity	97.9%

Target Asset Allocations

Value	Value
US Large Blend	41.5%
US Large Growth	8.0%
US Large Value	7.0%
US Mid Cap Blend	5.0%
US Small Cap	3.0%
International	24.0%
Emerging Markets	6.5%
Core Fixed Income	4.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	37.4%
Voya Multi-Manager International Equity Fund - Class I	16.7%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Vanguard FTSE Developed Markets ETF	6.7%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.2%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.1%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
VY® Invesco Comstock Portfolio - Class I	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.9%

C000105178
Shareholder Report [Line Items]
Fund Name	Voya Solution 2050 Portfolio
Class Name	Class I
Trading Symbol	ISNQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2050 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$12	0.24%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%
AssetsNet	$ 47,951,355
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$47,951,355 # of Portfolio Holdings16 Portfolio Turnover Rate17%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	2.0%
Equity	97.9%

Target Asset Allocations

Value	Value
US Large Blend	41.5%
US Large Growth	8.0%
US Large Value	7.0%
US Mid Cap Blend	5.0%
US Small Cap	3.0%
International	24.0%
Emerging Markets	6.5%
Core Fixed Income	4.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	37.4%
Voya Multi-Manager International Equity Fund - Class I	16.7%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Vanguard FTSE Developed Markets ETF	6.7%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.2%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.1%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
VY® Invesco Comstock Portfolio - Class I	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.9%

C000105180
Shareholder Report [Line Items]
Fund Name	Voya Solution 2050 Portfolio
Class Name	Class S
Trading Symbol	ISNRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2050 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
AssetsNet	$ 47,951,355
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$47,951,355 # of Portfolio Holdings16 Portfolio Turnover Rate17%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	2.0%
Equity	97.9%

Target Asset Allocations

Value	Value
US Large Blend	41.5%
US Large Growth	8.0%
US Large Value	7.0%
US Mid Cap Blend	5.0%
US Small Cap	3.0%
International	24.0%
Emerging Markets	6.5%
Core Fixed Income	4.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	37.4%
Voya Multi-Manager International Equity Fund - Class I	16.7%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Vanguard FTSE Developed Markets ETF	6.7%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.2%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.1%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
VY® Invesco Comstock Portfolio - Class I	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.9%

C000105179
Shareholder Report [Line Items]
Fund Name	Voya Solution 2050 Portfolio
Class Name	Class S2
Trading Symbol	ISNSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2050 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
AssetsNet	$ 47,951,355
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$47,951,355 # of Portfolio Holdings16 Portfolio Turnover Rate17%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	2.0%
Equity	97.9%

Target Asset Allocations

Value	Value
US Large Blend	41.5%
US Large Growth	8.0%
US Large Value	7.0%
US Mid Cap Blend	5.0%
US Small Cap	3.0%
International	24.0%
Emerging Markets	6.5%
Core Fixed Income	4.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	37.4%
Voya Multi-Manager International Equity Fund - Class I	16.7%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Vanguard FTSE Developed Markets ETF	6.7%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.2%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.1%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
VY® Invesco Comstock Portfolio - Class I	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.9%

C000079260
Shareholder Report [Line Items]
Fund Name	Voya Solution 2055 Portfolio
Class Name	Class ADV
Trading Symbol	IASPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2055 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$39	0.76%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
AssetsNet	$ 180,198,788
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$180,198,788 # of Portfolio Holdings15 Portfolio Turnover Rate14%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	1.0%
Equity	98.9%

Target Asset Allocations

Value	Value
US Large Blend	41.5%
US Large Growth	8.0%
US Large Value	7.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	24.5%
Emerging Markets	6.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	37.4%
Voya Multi-Manager International Equity Fund - Class I	16.6%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Vanguard FTSE Developed Markets ETF	7.3%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.2%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.1%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.1%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
VY® Invesco Comstock Portfolio - Class I	3.0%

C000079261
Shareholder Report [Line Items]
Fund Name	Voya Solution 2055 Portfolio
Class Name	Class I
Trading Symbol	IISPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2055 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$13	0.26%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%
AssetsNet	$ 180,198,788
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$180,198,788 # of Portfolio Holdings15 Portfolio Turnover Rate14%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	1.0%
Equity	98.9%

Target Asset Allocations

Value	Value
US Large Blend	41.5%
US Large Growth	8.0%
US Large Value	7.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	24.5%
Emerging Markets	6.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	37.4%
Voya Multi-Manager International Equity Fund - Class I	16.6%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Vanguard FTSE Developed Markets ETF	7.3%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.2%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.1%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.1%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
VY® Invesco Comstock Portfolio - Class I	3.0%

C000081027
Shareholder Report [Line Items]
Fund Name	Voya Solution 2055 Portfolio
Class Name	Class S
Trading Symbol	ISSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2055 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$26	0.51%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
AssetsNet	$ 180,198,788
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$180,198,788 # of Portfolio Holdings15 Portfolio Turnover Rate14%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	1.0%
Equity	98.9%

Target Asset Allocations

Value	Value
US Large Blend	41.5%
US Large Growth	8.0%
US Large Value	7.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	24.5%
Emerging Markets	6.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	37.4%
Voya Multi-Manager International Equity Fund - Class I	16.6%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Vanguard FTSE Developed Markets ETF	7.3%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.2%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.1%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.1%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
VY® Invesco Comstock Portfolio - Class I	3.0%

C000079262
Shareholder Report [Line Items]
Fund Name	Voya Solution 2055 Portfolio
Class Name	Class S2
Trading Symbol	ITSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2055 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$34	0.66%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
AssetsNet	$ 180,198,788
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$180,198,788 # of Portfolio Holdings15 Portfolio Turnover Rate14%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	1.0%
Equity	98.9%

Target Asset Allocations

Value	Value
US Large Blend	41.5%
US Large Growth	8.0%
US Large Value	7.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	24.5%
Emerging Markets	6.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	37.4%
Voya Multi-Manager International Equity Fund - Class I	16.6%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Vanguard FTSE Developed Markets ETF	7.3%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.2%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.1%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.1%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
VY® Invesco Comstock Portfolio - Class I	3.0%

C000152042
Shareholder Report [Line Items]
Fund Name	Voya Solution 2060 Portfolio
Class Name	Class ADV
Trading Symbol	VSPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2060 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
AssetsNet	$ 37,048,999
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$37,048,999 # of Portfolio Holdings15 Portfolio Turnover Rate20%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	1.0%
Equity	98.9%

Target Asset Allocations

Value	Value
US Large Blend	41.5%
US Large Growth	8.0%
US Large Value	7.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	24.5%
Emerging Markets	6.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	37.4%
Voya Multi-Manager International Equity Fund - Class I	16.7%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Vanguard FTSE Developed Markets ETF	7.2%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.2%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.1%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.1%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
VY® Invesco Comstock Portfolio - Class I	3.0%

C000152046
Shareholder Report [Line Items]
Fund Name	Voya Solution 2060 Portfolio
Class Name	Class I
Trading Symbol	VSIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2060 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
AssetsNet	$ 37,048,999
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$37,048,999 # of Portfolio Holdings15 Portfolio Turnover Rate20%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	1.0%
Equity	98.9%

Target Asset Allocations

Value	Value
US Large Blend	41.5%
US Large Growth	8.0%
US Large Value	7.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	24.5%
Emerging Markets	6.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	37.4%
Voya Multi-Manager International Equity Fund - Class I	16.7%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Vanguard FTSE Developed Markets ETF	7.2%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.2%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.1%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.1%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
VY® Invesco Comstock Portfolio - Class I	3.0%

C000152043
Shareholder Report [Line Items]
Fund Name	Voya Solution 2060 Portfolio
Class Name	Class S
Trading Symbol	VSPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2060 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
AssetsNet	$ 37,048,999
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$37,048,999 # of Portfolio Holdings15 Portfolio Turnover Rate20%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	1.0%
Equity	98.9%

Target Asset Allocations

Value	Value
US Large Blend	41.5%
US Large Growth	8.0%
US Large Value	7.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	24.5%
Emerging Markets	6.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	37.4%
Voya Multi-Manager International Equity Fund - Class I	16.7%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Vanguard FTSE Developed Markets ETF	7.2%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.2%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.1%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.1%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
VY® Invesco Comstock Portfolio - Class I	3.0%

C000152044
Shareholder Report [Line Items]
Fund Name	Voya Solution 2060 Portfolio
Class Name	Class S2
Trading Symbol	VSSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2060 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
AssetsNet	$ 37,048,999
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$37,048,999 # of Portfolio Holdings15 Portfolio Turnover Rate20%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	1.0%
Equity	98.9%

Target Asset Allocations

Value	Value
US Large Blend	41.5%
US Large Growth	8.0%
US Large Value	7.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	24.5%
Emerging Markets	6.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	37.4%
Voya Multi-Manager International Equity Fund - Class I	16.7%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Vanguard FTSE Developed Markets ETF	7.2%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.2%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.1%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.1%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
VY® Invesco Comstock Portfolio - Class I	3.0%

C000219036
Shareholder Report [Line Items]
Fund Name	Voya Solution 2065 Portfolio
Class Name	Class ADV
Trading Symbol	VSAQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2065 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
AssetsNet	$ 24,365,280
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$24,365,280 # of Portfolio Holdings15 Portfolio Turnover Rate19%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	0.5%
Equity	99.4%

Target Asset Allocations

Value	Value
US Large Blend	41.5%
US Large Growth	8.0%
US Large Value	7.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	25.0%
Emerging Markets	6.5%
Core Fixed Income	2.5%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	37.4%
Voya Multi-Manager International Equity Fund - Class I	17.2%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Vanguard FTSE Developed Markets ETF	7.2%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.2%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.1%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.1%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
VY® Invesco Comstock Portfolio - Class I	3.0%

C000219032
Shareholder Report [Line Items]
Fund Name	Voya Solution 2065 Portfolio
Class Name	Class I
Trading Symbol	VSQIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2065 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
AssetsNet	$ 24,365,280
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$24,365,280 # of Portfolio Holdings15 Portfolio Turnover Rate19%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	0.5%
Equity	99.4%

Target Asset Allocations

Value	Value
US Large Blend	41.5%
US Large Growth	8.0%
US Large Value	7.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	25.0%
Emerging Markets	6.5%
Core Fixed Income	2.5%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	37.4%
Voya Multi-Manager International Equity Fund - Class I	17.2%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Vanguard FTSE Developed Markets ETF	7.2%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.2%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.1%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.1%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
VY® Invesco Comstock Portfolio - Class I	3.0%

C000219033
Shareholder Report [Line Items]
Fund Name	Voya Solution 2065 Portfolio
Class Name	Class S
Trading Symbol	VSSQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2065 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
AssetsNet	$ 24,365,280
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$24,365,280 # of Portfolio Holdings15 Portfolio Turnover Rate19%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	0.5%
Equity	99.4%

Target Asset Allocations

Value	Value
US Large Blend	41.5%
US Large Growth	8.0%
US Large Value	7.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	25.0%
Emerging Markets	6.5%
Core Fixed Income	2.5%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	37.4%
Voya Multi-Manager International Equity Fund - Class I	17.2%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Vanguard FTSE Developed Markets ETF	7.2%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.2%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.1%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.1%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
VY® Invesco Comstock Portfolio - Class I	3.0%

C000219034
Shareholder Report [Line Items]
Fund Name	Voya Solution 2065 Portfolio
Class Name	Class S2
Trading Symbol	VSQUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution 2065 Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
AssetsNet	$ 24,365,280
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$24,365,280 # of Portfolio Holdings15 Portfolio Turnover Rate19%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	0.5%
Equity	99.4%

Target Asset Allocations

Value	Value
US Large Blend	41.5%
US Large Growth	8.0%
US Large Value	7.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	25.0%
Emerging Markets	6.5%
Core Fixed Income	2.5%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	37.4%
Voya Multi-Manager International Equity Fund - Class I	17.2%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Vanguard FTSE Developed Markets ETF	7.2%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.2%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.1%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.1%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
VY® Invesco Comstock Portfolio - Class I	3.0%

C000125843
Shareholder Report [Line Items]
Fund Name	Voya Solution Aggressive Portfolio
Class Name	Class ADV
Trading Symbol	IAVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Aggressive Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$37	0.73%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
AssetsNet	$ 197,984,052
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$197,984,052 # of Portfolio Holdings14 Portfolio Turnover Rate19%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	2.9%
Equity	97.1%

Target Asset Allocations

Value	Value
US Large Blend	40.5%
US Large Growth	10.0%
US Large Value	9.0%
US Mid Cap Blend	10.0%
US Small Cap	6.5%
International	14.5%
Emerging Markets	3.5%
Core Fixed Income	6.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	36.3%
Voya Multi-Manager International Equity Fund - Class I	10.2%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Voya Russell™ Mid Cap Index Portfolio - Class I	6.2%
Voya Large Cap Value Portfolio - Class R6	5.9%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	5.1%
Voya Multi-Manager Mid Cap Value Fund - Class I	4.9%
Voya Large-Cap Growth Fund - Class R6	4.1%
Voya Small Company Fund - Class R6	4.0%
Voya International Index Portfolio - Class I	3.9%

C000125844
Shareholder Report [Line Items]
Fund Name	Voya Solution Aggressive Portfolio
Class Name	Class I
Trading Symbol	IAVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Aggressive Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$12	0.23%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
AssetsNet	$ 197,984,052
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$197,984,052 # of Portfolio Holdings14 Portfolio Turnover Rate19%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	2.9%
Equity	97.1%

Target Asset Allocations

Value	Value
US Large Blend	40.5%
US Large Growth	10.0%
US Large Value	9.0%
US Mid Cap Blend	10.0%
US Small Cap	6.5%
International	14.5%
Emerging Markets	3.5%
Core Fixed Income	6.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	36.3%
Voya Multi-Manager International Equity Fund - Class I	10.2%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Voya Russell™ Mid Cap Index Portfolio - Class I	6.2%
Voya Large Cap Value Portfolio - Class R6	5.9%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	5.1%
Voya Multi-Manager Mid Cap Value Fund - Class I	4.9%
Voya Large-Cap Growth Fund - Class R6	4.1%
Voya Small Company Fund - Class R6	4.0%
Voya International Index Portfolio - Class I	3.9%

C000168863
Shareholder Report [Line Items]
Fund Name	Voya Solution Aggressive Portfolio
Class Name	Class R6
Trading Symbol	VYRMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Aggressive Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$11	0.22%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%
AssetsNet	$ 197,984,052
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$197,984,052 # of Portfolio Holdings14 Portfolio Turnover Rate19%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	2.9%
Equity	97.1%

Target Asset Allocations

Value	Value
US Large Blend	40.5%
US Large Growth	10.0%
US Large Value	9.0%
US Mid Cap Blend	10.0%
US Small Cap	6.5%
International	14.5%
Emerging Markets	3.5%
Core Fixed Income	6.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	36.3%
Voya Multi-Manager International Equity Fund - Class I	10.2%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Voya Russell™ Mid Cap Index Portfolio - Class I	6.2%
Voya Large Cap Value Portfolio - Class R6	5.9%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	5.1%
Voya Multi-Manager Mid Cap Value Fund - Class I	4.9%
Voya Large-Cap Growth Fund - Class R6	4.1%
Voya Small Company Fund - Class R6	4.0%
Voya International Index Portfolio - Class I	3.9%

C000125845
Shareholder Report [Line Items]
Fund Name	Voya Solution Aggressive Portfolio
Class Name	Class S
Trading Symbol	IAVSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Aggressive Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$25	0.48%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%
AssetsNet	$ 197,984,052
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$197,984,052 # of Portfolio Holdings14 Portfolio Turnover Rate19%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	2.9%
Equity	97.1%

Target Asset Allocations

Value	Value
US Large Blend	40.5%
US Large Growth	10.0%
US Large Value	9.0%
US Mid Cap Blend	10.0%
US Small Cap	6.5%
International	14.5%
Emerging Markets	3.5%
Core Fixed Income	6.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	36.3%
Voya Multi-Manager International Equity Fund - Class I	10.2%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Voya Russell™ Mid Cap Index Portfolio - Class I	6.2%
Voya Large Cap Value Portfolio - Class R6	5.9%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	5.1%
Voya Multi-Manager Mid Cap Value Fund - Class I	4.9%
Voya Large-Cap Growth Fund - Class R6	4.1%
Voya Small Company Fund - Class R6	4.0%
Voya International Index Portfolio - Class I	3.9%

C000125846
Shareholder Report [Line Items]
Fund Name	Voya Solution Aggressive Portfolio
Class Name	Class S2
Trading Symbol	IAVTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Aggressive Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
AssetsNet	$ 197,984,052
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$197,984,052 # of Portfolio Holdings14 Portfolio Turnover Rate19%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	2.9%
Equity	97.1%

Target Asset Allocations

Value	Value
US Large Blend	40.5%
US Large Growth	10.0%
US Large Value	9.0%
US Mid Cap Blend	10.0%
US Small Cap	6.5%
International	14.5%
Emerging Markets	3.5%
Core Fixed Income	6.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	36.3%
Voya Multi-Manager International Equity Fund - Class I	10.2%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Voya Russell™ Mid Cap Index Portfolio - Class I	6.2%
Voya Large Cap Value Portfolio - Class R6	5.9%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	5.1%
Voya Multi-Manager Mid Cap Value Fund - Class I	4.9%
Voya Large-Cap Growth Fund - Class R6	4.1%
Voya Small Company Fund - Class R6	4.0%
Voya International Index Portfolio - Class I	3.9%

C000049965
Shareholder Report [Line Items]
Fund Name	Voya Solution Balanced Portfolio
Class Name	Class ADV
Trading Symbol	ISGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Balanced Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$39	0.77%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%
AssetsNet	$ 189,799,543
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$189,799,543 # of Portfolio Holdings15 Portfolio Turnover Rate15%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	31.3%
Equity	68.7%

Target Asset Allocations

Value	Value
US Large Blend	33.5%
US Large Growth	8.0%
US Large Value	7.0%
US Mid Cap Blend	6.0%
US Small Cap	2.0%
International	5.5%
Emerging Markets	2.0%
Core Fixed Income	27.0%
Short Duration	9.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	28.0%
Voya Intermediate Bond Fund - Class R6	16.7%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
Voya Short Duration Bond Fund - Class R6	8.7%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	5.9%
Voya Multi-Manager International Equity Fund - Class I	5.4%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.2%
Voya Large Cap Value Portfolio - Class R6	5.0%
Voya Large-Cap Growth Fund - Class R6	3.1%
Voya MidCap Opportunities Portfolio - Class R6	3.0%

C000049966
Shareholder Report [Line Items]
Fund Name	Voya Solution Balanced Portfolio
Class Name	Class I
Trading Symbol	ISGJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Balanced Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$14	0.27%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%
AssetsNet	$ 189,799,543
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$189,799,543 # of Portfolio Holdings15 Portfolio Turnover Rate15%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	31.3%
Equity	68.7%

Target Asset Allocations

Value	Value
US Large Blend	33.5%
US Large Growth	8.0%
US Large Value	7.0%
US Mid Cap Blend	6.0%
US Small Cap	2.0%
International	5.5%
Emerging Markets	2.0%
Core Fixed Income	27.0%
Short Duration	9.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	28.0%
Voya Intermediate Bond Fund - Class R6	16.7%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
Voya Short Duration Bond Fund - Class R6	8.7%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	5.9%
Voya Multi-Manager International Equity Fund - Class I	5.4%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.2%
Voya Large Cap Value Portfolio - Class R6	5.0%
Voya Large-Cap Growth Fund - Class R6	3.1%
Voya MidCap Opportunities Portfolio - Class R6	3.0%

C000168859
Shareholder Report [Line Items]
Fund Name	Voya Solution Balanced Portfolio
Class Name	Class R6
Trading Symbol	VYRLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Balanced Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$11	0.21%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%
AssetsNet	$ 189,799,543
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$189,799,543 # of Portfolio Holdings15 Portfolio Turnover Rate15%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	31.3%
Equity	68.7%

Target Asset Allocations

Value	Value
US Large Blend	33.5%
US Large Growth	8.0%
US Large Value	7.0%
US Mid Cap Blend	6.0%
US Small Cap	2.0%
International	5.5%
Emerging Markets	2.0%
Core Fixed Income	27.0%
Short Duration	9.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	28.0%
Voya Intermediate Bond Fund - Class R6	16.7%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
Voya Short Duration Bond Fund - Class R6	8.7%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	5.9%
Voya Multi-Manager International Equity Fund - Class I	5.4%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.2%
Voya Large Cap Value Portfolio - Class R6	5.0%
Voya Large-Cap Growth Fund - Class R6	3.1%
Voya MidCap Opportunities Portfolio - Class R6	3.0%

C000049967
Shareholder Report [Line Items]
Fund Name	Voya Solution Balanced Portfolio
Class Name	Class S
Trading Symbol	ISGKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Balanced Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$27	0.52%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%
AssetsNet	$ 189,799,543
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$189,799,543 # of Portfolio Holdings15 Portfolio Turnover Rate15%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	31.3%
Equity	68.7%

Target Asset Allocations

Value	Value
US Large Blend	33.5%
US Large Growth	8.0%
US Large Value	7.0%
US Mid Cap Blend	6.0%
US Small Cap	2.0%
International	5.5%
Emerging Markets	2.0%
Core Fixed Income	27.0%
Short Duration	9.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	28.0%
Voya Intermediate Bond Fund - Class R6	16.7%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
Voya Short Duration Bond Fund - Class R6	8.7%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	5.9%
Voya Multi-Manager International Equity Fund - Class I	5.4%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.2%
Voya Large Cap Value Portfolio - Class R6	5.0%
Voya Large-Cap Growth Fund - Class R6	3.1%
Voya MidCap Opportunities Portfolio - Class R6	3.0%

C000087528
Shareholder Report [Line Items]
Fund Name	Voya Solution Balanced Portfolio
Class Name	Class S2
Trading Symbol	ISGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Balanced Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$34	0.67%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
AssetsNet	$ 189,799,543
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$189,799,543 # of Portfolio Holdings15 Portfolio Turnover Rate15%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	31.3%
Equity	68.7%

Target Asset Allocations

Value	Value
US Large Blend	33.5%
US Large Growth	8.0%
US Large Value	7.0%
US Mid Cap Blend	6.0%
US Small Cap	2.0%
International	5.5%
Emerging Markets	2.0%
Core Fixed Income	27.0%
Short Duration	9.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	28.0%
Voya Intermediate Bond Fund - Class R6	16.7%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
Voya Short Duration Bond Fund - Class R6	8.7%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	5.9%
Voya Multi-Manager International Equity Fund - Class I	5.4%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.2%
Voya Large Cap Value Portfolio - Class R6	5.0%
Voya Large-Cap Growth Fund - Class R6	3.1%
Voya MidCap Opportunities Portfolio - Class R6	3.0%

C000087525
Shareholder Report [Line Items]
Fund Name	Voya Solution Conservative Portfolio
Class Name	Class ADV
Trading Symbol	ICGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Conservative Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$38	0.76%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
AssetsNet	$ 98,587,621
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$98,587,621 # of Portfolio Holdings14 Portfolio Turnover Rate20%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	29.7%
Fixed Income	70.2%

Target Asset Allocations

Value	Value
US Large Blend	12.5%
US Large Growth	3.0%
US Large Value	3.0%
US Mid Cap Blend	4.0%
International	2.5%
Core Fixed Income	39.5%
High Yield	6.0%
International Bonds	2.5%
TIPS	5.0%
Short Duration	21.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	26.4%
Voya Short Duration Bond Fund - Class R6	20.6%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.1%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	8.9%
Voya U.S. Stock Index Portfolio - Class I	6.7%
Voya High Yield Bond Fund - Class R6	6.0%
Schwab U.S. TIPS ETF	4.9%
Voya Large-Cap Growth Fund - Class R6	3.2%
Voya Large Cap Value Portfolio - Class R6	3.1%
Voya Multi-Manager International Equity Fund - Class I	2.5%

C000087526
Shareholder Report [Line Items]
Fund Name	Voya Solution Conservative Portfolio
Class Name	Class I
Trading Symbol	ICGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Conservative Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$13	0.26%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%
AssetsNet	$ 98,587,621
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$98,587,621 # of Portfolio Holdings14 Portfolio Turnover Rate20%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	29.7%
Fixed Income	70.2%

Target Asset Allocations

Value	Value
US Large Blend	12.5%
US Large Growth	3.0%
US Large Value	3.0%
US Mid Cap Blend	4.0%
International	2.5%
Core Fixed Income	39.5%
High Yield	6.0%
International Bonds	2.5%
TIPS	5.0%
Short Duration	21.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	26.4%
Voya Short Duration Bond Fund - Class R6	20.6%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.1%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	8.9%
Voya U.S. Stock Index Portfolio - Class I	6.7%
Voya High Yield Bond Fund - Class R6	6.0%
Schwab U.S. TIPS ETF	4.9%
Voya Large-Cap Growth Fund - Class R6	3.2%
Voya Large Cap Value Portfolio - Class R6	3.1%
Voya Multi-Manager International Equity Fund - Class I	2.5%

C000168862
Shareholder Report [Line Items]
Fund Name	Voya Solution Conservative Portfolio
Class Name	Class R6
Trading Symbol	VYRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Conservative Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$12	0.24%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%
AssetsNet	$ 98,587,621
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$98,587,621 # of Portfolio Holdings14 Portfolio Turnover Rate20%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	29.7%
Fixed Income	70.2%

Target Asset Allocations

Value	Value
US Large Blend	12.5%
US Large Growth	3.0%
US Large Value	3.0%
US Mid Cap Blend	4.0%
International	2.5%
Core Fixed Income	39.5%
High Yield	6.0%
International Bonds	2.5%
TIPS	5.0%
Short Duration	21.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	26.4%
Voya Short Duration Bond Fund - Class R6	20.6%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.1%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	8.9%
Voya U.S. Stock Index Portfolio - Class I	6.7%
Voya High Yield Bond Fund - Class R6	6.0%
Schwab U.S. TIPS ETF	4.9%
Voya Large-Cap Growth Fund - Class R6	3.2%
Voya Large Cap Value Portfolio - Class R6	3.1%
Voya Multi-Manager International Equity Fund - Class I	2.5%

C000087527
Shareholder Report [Line Items]
Fund Name	Voya Solution Conservative Portfolio
Class Name	Class S
Trading Symbol	ICGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Conservative Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$26	0.51%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
AssetsNet	$ 98,587,621
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$98,587,621 # of Portfolio Holdings14 Portfolio Turnover Rate20%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	29.7%
Fixed Income	70.2%

Target Asset Allocations

Value	Value
US Large Blend	12.5%
US Large Growth	3.0%
US Large Value	3.0%
US Mid Cap Blend	4.0%
International	2.5%
Core Fixed Income	39.5%
High Yield	6.0%
International Bonds	2.5%
TIPS	5.0%
Short Duration	21.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	26.4%
Voya Short Duration Bond Fund - Class R6	20.6%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.1%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	8.9%
Voya U.S. Stock Index Portfolio - Class I	6.7%
Voya High Yield Bond Fund - Class R6	6.0%
Schwab U.S. TIPS ETF	4.9%
Voya Large-Cap Growth Fund - Class R6	3.2%
Voya Large Cap Value Portfolio - Class R6	3.1%
Voya Multi-Manager International Equity Fund - Class I	2.5%

C000087524
Shareholder Report [Line Items]
Fund Name	Voya Solution Conservative Portfolio
Class Name	Class S2
Trading Symbol	ICGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Conservative Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$33	0.66%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%
AssetsNet	$ 98,587,621
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$98,587,621 # of Portfolio Holdings14 Portfolio Turnover Rate20%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	29.7%
Fixed Income	70.2%

Target Asset Allocations

Value	Value
US Large Blend	12.5%
US Large Growth	3.0%
US Large Value	3.0%
US Mid Cap Blend	4.0%
International	2.5%
Core Fixed Income	39.5%
High Yield	6.0%
International Bonds	2.5%
TIPS	5.0%
Short Duration	21.0%
Long Govt Bonds	1.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	26.4%
Voya Short Duration Bond Fund - Class R6	20.6%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.1%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	8.9%
Voya U.S. Stock Index Portfolio - Class I	6.7%
Voya High Yield Bond Fund - Class R6	6.0%
Schwab U.S. TIPS ETF	4.9%
Voya Large-Cap Growth Fund - Class R6	3.2%
Voya Large Cap Value Portfolio - Class R6	3.1%
Voya Multi-Manager International Equity Fund - Class I	2.5%

C000020738
Shareholder Report [Line Items]
Fund Name	Voya Solution Income Portfolio
Class Name	Class ADV
Trading Symbol	ISWAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Income Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$39	0.77%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%
AssetsNet	$ 149,511,005
Holdings Count | Holding	17
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$149,511,005 # of Portfolio Holdings17 Portfolio Turnover Rate11%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Equity	39.6%
Fixed Income	60.2%

Target Asset Allocations

Value	Value
US Large Blend	13.5%
US Large Growth	5.0%
US Large Value	4.0%
US Mid Cap Blend	1.0%
International	8.5%
Emerging Markets	3.0%
Core Fixed Income	38.5%
High Yield	4.0%
International Bonds	1.5%
TIPS	10.0%
Short Duration	8.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	26.3%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.1%
Schwab U.S. TIPS ETF	9.8%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	8.9%
Voya Short Duration Bond Fund - Class R6	7.8%
Voya U.S. Stock Index Portfolio - Class I	7.7%
Voya Multi-Manager International Equity Fund - Class I	5.4%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya High Yield Bond Fund - Class R6	4.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	3.2%

C000020739
Shareholder Report [Line Items]
Fund Name	Voya Solution Income Portfolio
Class Name	Class I
Trading Symbol	ISWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Income Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$14	0.27%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%
AssetsNet	$ 149,511,005
Holdings Count | Holding	17
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$149,511,005 # of Portfolio Holdings17 Portfolio Turnover Rate11%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Equity	39.6%
Fixed Income	60.2%

Target Asset Allocations

Value	Value
US Large Blend	13.5%
US Large Growth	5.0%
US Large Value	4.0%
US Mid Cap Blend	1.0%
International	8.5%
Emerging Markets	3.0%
Core Fixed Income	38.5%
High Yield	4.0%
International Bonds	1.5%
TIPS	10.0%
Short Duration	8.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	26.3%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.1%
Schwab U.S. TIPS ETF	9.8%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	8.9%
Voya Short Duration Bond Fund - Class R6	7.8%
Voya U.S. Stock Index Portfolio - Class I	7.7%
Voya Multi-Manager International Equity Fund - Class I	5.4%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya High Yield Bond Fund - Class R6	4.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	3.2%

C000020740
Shareholder Report [Line Items]
Fund Name	Voya Solution Income Portfolio
Class Name	Class S
Trading Symbol	ISWSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Income Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$27	0.52%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%
AssetsNet	$ 149,511,005
Holdings Count | Holding	17
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$149,511,005 # of Portfolio Holdings17 Portfolio Turnover Rate11%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Equity	39.6%
Fixed Income	60.2%

Target Asset Allocations

Value	Value
US Large Blend	13.5%
US Large Growth	5.0%
US Large Value	4.0%
US Mid Cap Blend	1.0%
International	8.5%
Emerging Markets	3.0%
Core Fixed Income	38.5%
High Yield	4.0%
International Bonds	1.5%
TIPS	10.0%
Short Duration	8.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	26.3%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.1%
Schwab U.S. TIPS ETF	9.8%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	8.9%
Voya Short Duration Bond Fund - Class R6	7.8%
Voya U.S. Stock Index Portfolio - Class I	7.7%
Voya Multi-Manager International Equity Fund - Class I	5.4%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya High Yield Bond Fund - Class R6	4.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	3.2%

C000078371
Shareholder Report [Line Items]
Fund Name	Voya Solution Income Portfolio
Class Name	Class S2
Trading Symbol	IJKBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Income Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$34	0.67%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
AssetsNet	$ 149,511,005
Holdings Count | Holding	17
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$149,511,005 # of Portfolio Holdings17 Portfolio Turnover Rate11%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Equity	39.6%
Fixed Income	60.2%

Target Asset Allocations

Value	Value
US Large Blend	13.5%
US Large Growth	5.0%
US Large Value	4.0%
US Mid Cap Blend	1.0%
International	8.5%
Emerging Markets	3.0%
Core Fixed Income	38.5%
High Yield	4.0%
International Bonds	1.5%
TIPS	10.0%
Short Duration	8.0%
Long Govt Bonds	3.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	26.3%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.1%
Schwab U.S. TIPS ETF	9.8%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	8.9%
Voya Short Duration Bond Fund - Class R6	7.8%
Voya U.S. Stock Index Portfolio - Class I	7.7%
Voya Multi-Manager International Equity Fund - Class I	5.4%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya High Yield Bond Fund - Class R6	4.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	3.2%

C000087520
Shareholder Report [Line Items]
Fund Name	Voya Solution Moderately Aggressive Portfolio
Class Name	Class ADV
Trading Symbol	IAGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Moderately Aggressive Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$37	0.72%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%
AssetsNet	$ 463,083,820
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$463,083,820 # of Portfolio Holdings16 Portfolio Turnover Rate16%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	14.5%
Equity	85.5%

Target Asset Allocations

Value	Value
US Large Blend	34.5%
US Large Growth	9.0%
US Large Value	8.0%
US Mid Cap Blend	11.0%
US Small Cap	4.5%
International	11.5%
Emerging Markets	2.5%
Core Fixed Income	15.0%
Short Duration	4.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	28.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
Voya Intermediate Bond Fund - Class R6	7.8%
Voya Multi-Manager International Equity Fund - Class I	7.3%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	5.6%
Voya Multi-Manager Mid Cap Value Fund - Class I	5.4%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.2%
Voya Large Cap Value Portfolio - Class R6	5.0%
Voya Large-Cap Growth Fund - Class R6	4.2%
Voya International Index Portfolio - Class I	3.9%

C000087521
Shareholder Report [Line Items]
Fund Name	Voya Solution Moderately Aggressive Portfolio
Class Name	Class I
Trading Symbol	IAGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Moderately Aggressive Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$11	0.22%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%
AssetsNet	$ 463,083,820
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$463,083,820 # of Portfolio Holdings16 Portfolio Turnover Rate16%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	14.5%
Equity	85.5%

Target Asset Allocations

Value	Value
US Large Blend	34.5%
US Large Growth	9.0%
US Large Value	8.0%
US Mid Cap Blend	11.0%
US Small Cap	4.5%
International	11.5%
Emerging Markets	2.5%
Core Fixed Income	15.0%
Short Duration	4.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	28.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
Voya Intermediate Bond Fund - Class R6	7.8%
Voya Multi-Manager International Equity Fund - Class I	7.3%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	5.6%
Voya Multi-Manager Mid Cap Value Fund - Class I	5.4%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.2%
Voya Large Cap Value Portfolio - Class R6	5.0%
Voya Large-Cap Growth Fund - Class R6	4.2%
Voya International Index Portfolio - Class I	3.9%

C000168861
Shareholder Report [Line Items]
Fund Name	Voya Solution Moderately Aggressive Portfolio
Class Name	Class R6
Trading Symbol	VYROX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Moderately Aggressive Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$11	0.21%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%
AssetsNet	$ 463,083,820
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$463,083,820 # of Portfolio Holdings16 Portfolio Turnover Rate16%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	14.5%
Equity	85.5%

Target Asset Allocations

Value	Value
US Large Blend	34.5%
US Large Growth	9.0%
US Large Value	8.0%
US Mid Cap Blend	11.0%
US Small Cap	4.5%
International	11.5%
Emerging Markets	2.5%
Core Fixed Income	15.0%
Short Duration	4.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	28.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
Voya Intermediate Bond Fund - Class R6	7.8%
Voya Multi-Manager International Equity Fund - Class I	7.3%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	5.6%
Voya Multi-Manager Mid Cap Value Fund - Class I	5.4%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.2%
Voya Large Cap Value Portfolio - Class R6	5.0%
Voya Large-Cap Growth Fund - Class R6	4.2%
Voya International Index Portfolio - Class I	3.9%

C000087522
Shareholder Report [Line Items]
Fund Name	Voya Solution Moderately Aggressive Portfolio
Class Name	Class S
Trading Symbol	IAGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Moderately Aggressive Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$24	0.47%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
AssetsNet	$ 463,083,820
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$463,083,820 # of Portfolio Holdings16 Portfolio Turnover Rate16%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	14.5%
Equity	85.5%

Target Asset Allocations

Value	Value
US Large Blend	34.5%
US Large Growth	9.0%
US Large Value	8.0%
US Mid Cap Blend	11.0%
US Small Cap	4.5%
International	11.5%
Emerging Markets	2.5%
Core Fixed Income	15.0%
Short Duration	4.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	28.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
Voya Intermediate Bond Fund - Class R6	7.8%
Voya Multi-Manager International Equity Fund - Class I	7.3%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	5.6%
Voya Multi-Manager Mid Cap Value Fund - Class I	5.4%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.2%
Voya Large Cap Value Portfolio - Class R6	5.0%
Voya Large-Cap Growth Fund - Class R6	4.2%
Voya International Index Portfolio - Class I	3.9%

C000087523
Shareholder Report [Line Items]
Fund Name	Voya Solution Moderately Aggressive Portfolio
Class Name	Class S2
Trading Symbol	IAGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Solution Moderately Aggressive Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$32	0.62%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
AssetsNet	$ 463,083,820
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$463,083,820 # of Portfolio Holdings16 Portfolio Turnover Rate16%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	14.5%
Equity	85.5%

Target Asset Allocations

Value	Value
US Large Blend	34.5%
US Large Growth	9.0%
US Large Value	8.0%
US Mid Cap Blend	11.0%
US Small Cap	4.5%
International	11.5%
Emerging Markets	2.5%
Core Fixed Income	15.0%
Short Duration	4.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	28.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
Voya Intermediate Bond Fund - Class R6	7.8%
Voya Multi-Manager International Equity Fund - Class I	7.3%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	5.6%
Voya Multi-Manager Mid Cap Value Fund - Class I	5.4%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.2%
Voya Large Cap Value Portfolio - Class R6	5.0%
Voya Large-Cap Growth Fund - Class R6	4.2%
Voya International Index Portfolio - Class I	3.9%

C000029752
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> American Century Small-Mid Cap Value Portfolio
Class Name	Class ADV
Trading Symbol	IASAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® American Century Small-Mid Cap Value Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$67	1.35%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.35%
AssetsNet	$ 279,856,834
Holdings Count | Holding	217
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$279,856,834 # of Portfolio Holdings217 Portfolio Turnover Rate34%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.8)%
Short-Term Investments	2.9%
Preferred Stock	0.5%
Common Stock	98.4%

Sector Allocation

Value	Value
Financials	22.5%
Industrials	17.4%
Health Care	12.0%
Consumer Staples	8.3%
Real Estate	8.3%
Energy	7.0%
Utilities	5.7%
Information Technology	5.6%
Consumer Discretionary	5.5%
Materials	5.3%
Communication Services	1.3%
Short-Term Investments	2.9%
Liabilities in Excess of Other Assets	(1.8)%

Largest Holdings [Text Block]

Top 10 Holdings

Zimmer Biomet Holdings, Inc.	1.9%
Graphic Packaging Holding Co.	1.7%
Enterprise Products Partners L.P.	1.5%
Henry Schein, Inc.	1.4%
US Bancorp	1.4%
Truist Financial Corp.	1.4%
Willis Towers Watson PLC	1.3%
Timken Co.	1.3%
Northern Trust Corp.	1.3%
Labcorp Holdings, Inc.	1.2%

C000029753
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> American Century Small-Mid Cap Value Portfolio
Class Name	Class I
Trading Symbol	IACIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® American Century Small-Mid Cap Value Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$42	0.85%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%
AssetsNet	$ 279,856,834
Holdings Count | Holding	217
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$279,856,834 # of Portfolio Holdings217 Portfolio Turnover Rate34%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.8)%
Short-Term Investments	2.9%
Preferred Stock	0.5%
Common Stock	98.4%

Sector Allocation

Value	Value
Financials	22.5%
Industrials	17.4%
Health Care	12.0%
Consumer Staples	8.3%
Real Estate	8.3%
Energy	7.0%
Utilities	5.7%
Information Technology	5.6%
Consumer Discretionary	5.5%
Materials	5.3%
Communication Services	1.3%
Short-Term Investments	2.9%
Liabilities in Excess of Other Assets	(1.8)%

Largest Holdings [Text Block]

Top 10 Holdings

Zimmer Biomet Holdings, Inc.	1.9%
Graphic Packaging Holding Co.	1.7%
Enterprise Products Partners L.P.	1.5%
Henry Schein, Inc.	1.4%
US Bancorp	1.4%
Truist Financial Corp.	1.4%
Willis Towers Watson PLC	1.3%
Timken Co.	1.3%
Northern Trust Corp.	1.3%
Labcorp Holdings, Inc.	1.2%

C000029754
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> American Century Small-Mid Cap Value Portfolio
Class Name	Class S
Trading Symbol	IASSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® American Century Small-Mid Cap Value Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$54	1.10%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.10%
AssetsNet	$ 279,856,834
Holdings Count | Holding	217
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$279,856,834 # of Portfolio Holdings217 Portfolio Turnover Rate34%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.8)%
Short-Term Investments	2.9%
Preferred Stock	0.5%
Common Stock	98.4%

Sector Allocation

Value	Value
Financials	22.5%
Industrials	17.4%
Health Care	12.0%
Consumer Staples	8.3%
Real Estate	8.3%
Energy	7.0%
Utilities	5.7%
Information Technology	5.6%
Consumer Discretionary	5.5%
Materials	5.3%
Communication Services	1.3%
Short-Term Investments	2.9%
Liabilities in Excess of Other Assets	(1.8)%

Largest Holdings [Text Block]

Top 10 Holdings

Zimmer Biomet Holdings, Inc.	1.9%
Graphic Packaging Holding Co.	1.7%
Enterprise Products Partners L.P.	1.5%
Henry Schein, Inc.	1.4%
US Bancorp	1.4%
Truist Financial Corp.	1.4%
Willis Towers Watson PLC	1.3%
Timken Co.	1.3%
Northern Trust Corp.	1.3%
Labcorp Holdings, Inc.	1.2%

C000074837
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> American Century Small-Mid Cap Value Portfolio
Class Name	Class S2
Trading Symbol	ISMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® American Century Small-Mid Cap Value Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$62	1.25%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.25%
AssetsNet	$ 279,856,834
Holdings Count | Holding	217
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$279,856,834 # of Portfolio Holdings217 Portfolio Turnover Rate34%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.8)%
Short-Term Investments	2.9%
Preferred Stock	0.5%
Common Stock	98.4%

Sector Allocation

Value	Value
Financials	22.5%
Industrials	17.4%
Health Care	12.0%
Consumer Staples	8.3%
Real Estate	8.3%
Energy	7.0%
Utilities	5.7%
Information Technology	5.6%
Consumer Discretionary	5.5%
Materials	5.3%
Communication Services	1.3%
Short-Term Investments	2.9%
Liabilities in Excess of Other Assets	(1.8)%

Largest Holdings [Text Block]

Top 10 Holdings

Zimmer Biomet Holdings, Inc.	1.9%
Graphic Packaging Holding Co.	1.7%
Enterprise Products Partners L.P.	1.5%
Henry Schein, Inc.	1.4%
US Bancorp	1.4%
Truist Financial Corp.	1.4%
Willis Towers Watson PLC	1.3%
Timken Co.	1.3%
Northern Trust Corp.	1.3%
Labcorp Holdings, Inc.	1.2%

C000020754
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Baron Growth Portfolio
Class Name	Class ADV
Trading Symbol	IBSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Baron Growth Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$73	1.49%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.49%
AssetsNet	$ 384,771,355
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$384,771,355 # of Portfolio Holdings41 Portfolio Turnover Rate7%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Short-Term Investments	0.3%
Common Stock	99.5%

Sector Allocation

Value	Value
Financials	41.2%
Information Technology	19.1%
Consumer Discretionary	15.3%
Health Care	9.6%
Real Estate	8.0%
Industrials	5.2%
Communication Services	1.1%
Short-Term Investments	0.3%
Assets in Excess of Other Liabilities	0.2%

Largest Holdings [Text Block]

Top 10 Holdings

MSCI, Inc.	9.8%
Gartner, Inc.	8.3%
CoStar Group, Inc.	7.0%
Kinsale Capital Group, Inc.	7.0%
Arch Capital Group Ltd.	6.5%
Primerica, Inc.	5.8%
Guidewire Software, Inc.	5.5%
Vail Resorts, Inc.	5.4%
Choice Hotels International, Inc.	5.0%
IDEXX Laboratories, Inc.	4.2%

C000020755
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Baron Growth Portfolio
Class Name	Class I
Trading Symbol	IBGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Baron Growth Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$48	0.99%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.99%
AssetsNet	$ 384,771,355
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$384,771,355 # of Portfolio Holdings41 Portfolio Turnover Rate7%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Short-Term Investments	0.3%
Common Stock	99.5%

Sector Allocation

Value	Value
Financials	41.2%
Information Technology	19.1%
Consumer Discretionary	15.3%
Health Care	9.6%
Real Estate	8.0%
Industrials	5.2%
Communication Services	1.1%
Short-Term Investments	0.3%
Assets in Excess of Other Liabilities	0.2%

Largest Holdings [Text Block]

Top 10 Holdings

MSCI, Inc.	9.8%
Gartner, Inc.	8.3%
CoStar Group, Inc.	7.0%
Kinsale Capital Group, Inc.	7.0%
Arch Capital Group Ltd.	6.5%
Primerica, Inc.	5.8%
Guidewire Software, Inc.	5.5%
Vail Resorts, Inc.	5.4%
Choice Hotels International, Inc.	5.0%
IDEXX Laboratories, Inc.	4.2%

C000168853
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Baron Growth Portfolio
Class Name	Class R6
Trading Symbol	VYRBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Baron Growth Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$48	0.99%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.99%
AssetsNet	$ 384,771,355
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$384,771,355 # of Portfolio Holdings41 Portfolio Turnover Rate7%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Short-Term Investments	0.3%
Common Stock	99.5%

Sector Allocation

Value	Value
Financials	41.2%
Information Technology	19.1%
Consumer Discretionary	15.3%
Health Care	9.6%
Real Estate	8.0%
Industrials	5.2%
Communication Services	1.1%
Short-Term Investments	0.3%
Assets in Excess of Other Liabilities	0.2%

Largest Holdings [Text Block]

Top 10 Holdings

MSCI, Inc.	9.8%
Gartner, Inc.	8.3%
CoStar Group, Inc.	7.0%
Kinsale Capital Group, Inc.	7.0%
Arch Capital Group Ltd.	6.5%
Primerica, Inc.	5.8%
Guidewire Software, Inc.	5.5%
Vail Resorts, Inc.	5.4%
Choice Hotels International, Inc.	5.0%
IDEXX Laboratories, Inc.	4.2%

C000020756
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Baron Growth Portfolio
Class Name	Class S
Trading Symbol	IBSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Baron Growth Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$60	1.24%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.24%
AssetsNet	$ 384,771,355
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$384,771,355 # of Portfolio Holdings41 Portfolio Turnover Rate7%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Short-Term Investments	0.3%
Common Stock	99.5%

Sector Allocation

Value	Value
Financials	41.2%
Information Technology	19.1%
Consumer Discretionary	15.3%
Health Care	9.6%
Real Estate	8.0%
Industrials	5.2%
Communication Services	1.1%
Short-Term Investments	0.3%
Assets in Excess of Other Liabilities	0.2%

Largest Holdings [Text Block]

Top 10 Holdings

MSCI, Inc.	9.8%
Gartner, Inc.	8.3%
CoStar Group, Inc.	7.0%
Kinsale Capital Group, Inc.	7.0%
Arch Capital Group Ltd.	6.5%
Primerica, Inc.	5.8%
Guidewire Software, Inc.	5.5%
Vail Resorts, Inc.	5.4%
Choice Hotels International, Inc.	5.0%
IDEXX Laboratories, Inc.	4.2%

C000074832
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Baron Growth Portfolio
Class Name	Class S2
Trading Symbol	IBCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Baron Growth Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$68	1.39%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.39%
AssetsNet	$ 384,771,355
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$384,771,355 # of Portfolio Holdings41 Portfolio Turnover Rate7%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Short-Term Investments	0.3%
Common Stock	99.5%

Sector Allocation

Value	Value
Financials	41.2%
Information Technology	19.1%
Consumer Discretionary	15.3%
Health Care	9.6%
Real Estate	8.0%
Industrials	5.2%
Communication Services	1.1%
Short-Term Investments	0.3%
Assets in Excess of Other Liabilities	0.2%

Largest Holdings [Text Block]

Top 10 Holdings

MSCI, Inc.	9.8%
Gartner, Inc.	8.3%
CoStar Group, Inc.	7.0%
Kinsale Capital Group, Inc.	7.0%
Arch Capital Group Ltd.	6.5%
Primerica, Inc.	5.8%
Guidewire Software, Inc.	5.5%
Vail Resorts, Inc.	5.4%
Choice Hotels International, Inc.	5.0%
IDEXX Laboratories, Inc.	4.2%

C000020760
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Columbia Contrarian Core Portfolio
Class Name	Class ADV
Trading Symbol	ISBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Columbia Contrarian Core Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$61	1.20%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%
AssetsNet	$ 76,421,025
Holdings Count | Holding	79
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$76,421,025 # of Portfolio Holdings79 Portfolio Turnover Rate26%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.5)%
Short-Term Investments	1.5%
Common Stock	99.0%

Sector Allocation

Value	Value
Information Technology	33.1%
Financials	15.7%
Communication Services	13.5%
Health Care	10.2%
Industrials	9.4%
Consumer Discretionary	7.9%
Energy	2.8%
Consumer Staples	2.7%
Utilities	1.8%
Real Estate	1.0%
Materials	0.9%
Short-Term Investments	1.5%
Liabilities in Excess of Other Assets	(0.5)%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	8.8%
NVIDIA Corp.	8.2%
Apple, Inc.	4.9%
Amazon.com, Inc.	4.3%
Meta Platforms, Inc. - Class A	3.5%
JPMorgan Chase & Co.	2.4%
Alphabet, Inc. - Class A	2.3%
Broadcom, Inc.	2.2%
Bank of America Corp.	2.0%
Alphabet, Inc. - Class C	2.0%

C000020761
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Columbia Contrarian Core Portfolio
Class Name	Class I
Trading Symbol	ISFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Columbia Contrarian Core Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
AssetsNet	$ 76,421,025
Holdings Count | Holding	79
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$76,421,025 # of Portfolio Holdings79 Portfolio Turnover Rate26%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.5)%
Short-Term Investments	1.5%
Common Stock	99.0%

Sector Allocation

Value	Value
Information Technology	33.1%
Financials	15.7%
Communication Services	13.5%
Health Care	10.2%
Industrials	9.4%
Consumer Discretionary	7.9%
Energy	2.8%
Consumer Staples	2.7%
Utilities	1.8%
Real Estate	1.0%
Materials	0.9%
Short-Term Investments	1.5%
Liabilities in Excess of Other Assets	(0.5)%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	8.8%
NVIDIA Corp.	8.2%
Apple, Inc.	4.9%
Amazon.com, Inc.	4.3%
Meta Platforms, Inc. - Class A	3.5%
JPMorgan Chase & Co.	2.4%
Alphabet, Inc. - Class A	2.3%
Broadcom, Inc.	2.2%
Bank of America Corp.	2.0%
Alphabet, Inc. - Class C	2.0%

C000020762
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Columbia Contrarian Core Portfolio
Class Name	Class S
Trading Symbol	ISCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Columbia Contrarian Core Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$49	0.95%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
AssetsNet	$ 76,421,025
Holdings Count | Holding	79
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$76,421,025 # of Portfolio Holdings79 Portfolio Turnover Rate26%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.5)%
Short-Term Investments	1.5%
Common Stock	99.0%

Sector Allocation

Value	Value
Information Technology	33.1%
Financials	15.7%
Communication Services	13.5%
Health Care	10.2%
Industrials	9.4%
Consumer Discretionary	7.9%
Energy	2.8%
Consumer Staples	2.7%
Utilities	1.8%
Real Estate	1.0%
Materials	0.9%
Short-Term Investments	1.5%
Liabilities in Excess of Other Assets	(0.5)%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	8.8%
NVIDIA Corp.	8.2%
Apple, Inc.	4.9%
Amazon.com, Inc.	4.3%
Meta Platforms, Inc. - Class A	3.5%
JPMorgan Chase & Co.	2.4%
Alphabet, Inc. - Class A	2.3%
Broadcom, Inc.	2.2%
Bank of America Corp.	2.0%
Alphabet, Inc. - Class C	2.0%

C000027676
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Columbia Small Cap Value II Portfolio
Class Name	Class ADV
Trading Symbol	ICSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Columbia Small Cap Value II Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$70	1.43%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.43%
AssetsNet	$ 101,487,161
Holdings Count | Holding	98
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$101,487,161 # of Portfolio Holdings98 Portfolio Turnover Rate57%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	1.1%
Short-Term Investments	0.5%
Common Stock	98.4%

Sector Allocation

Value	Value
Financials	21.1%
Industrials	18.6%
Information Technology	11.8%
Health Care	9.2%
Consumer Discretionary	9.0%
Real Estate	8.2%
Energy	6.9%
Materials	6.0%
Utilities	3.0%
Consumer Staples	3.0%
Communication Services	1.6%
Short-Term Investments	0.5%
Assets in Excess of Other Liabilities	1.1%

Largest Holdings [Text Block]

Top 10 Holdings

Essent Group Ltd.	1.8%
TTM Technologies, Inc.	1.6%
Radian Group, Inc.	1.6%
Telephone and Data Systems, Inc.	1.6%
PotlatchDeltic Corp.	1.5%
Avient Corp.	1.5%
Korn Ferry	1.5%
Macerich Co.	1.5%
CNX Resources Corp.	1.5%
Assured Guaranty Ltd.	1.4%

C000027677
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Columbia Small Cap Value II Portfolio
Class Name	Class I
Trading Symbol	ICISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Columbia Small Cap Value II Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$45	0.93%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.93%
AssetsNet	$ 101,487,161
Holdings Count | Holding	98
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$101,487,161 # of Portfolio Holdings98 Portfolio Turnover Rate57%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	1.1%
Short-Term Investments	0.5%
Common Stock	98.4%

Sector Allocation

Value	Value
Financials	21.1%
Industrials	18.6%
Information Technology	11.8%
Health Care	9.2%
Consumer Discretionary	9.0%
Real Estate	8.2%
Energy	6.9%
Materials	6.0%
Utilities	3.0%
Consumer Staples	3.0%
Communication Services	1.6%
Short-Term Investments	0.5%
Assets in Excess of Other Liabilities	1.1%

Largest Holdings [Text Block]

Top 10 Holdings

Essent Group Ltd.	1.8%
TTM Technologies, Inc.	1.6%
Radian Group, Inc.	1.6%
Telephone and Data Systems, Inc.	1.6%
PotlatchDeltic Corp.	1.5%
Avient Corp.	1.5%
Korn Ferry	1.5%
Macerich Co.	1.5%
CNX Resources Corp.	1.5%
Assured Guaranty Ltd.	1.4%

C000168857
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Columbia Small Cap Value II Portfolio
Class Name	Class R6
Trading Symbol	VYRDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Columbia Small Cap Value II Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$43	0.88%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.88%
AssetsNet	$ 101,487,161
Holdings Count | Holding	98
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$101,487,161 # of Portfolio Holdings98 Portfolio Turnover Rate57%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	1.1%
Short-Term Investments	0.5%
Common Stock	98.4%

Sector Allocation

Value	Value
Financials	21.1%
Industrials	18.6%
Information Technology	11.8%
Health Care	9.2%
Consumer Discretionary	9.0%
Real Estate	8.2%
Energy	6.9%
Materials	6.0%
Utilities	3.0%
Consumer Staples	3.0%
Communication Services	1.6%
Short-Term Investments	0.5%
Assets in Excess of Other Liabilities	1.1%

Largest Holdings [Text Block]

Top 10 Holdings

Essent Group Ltd.	1.8%
TTM Technologies, Inc.	1.6%
Radian Group, Inc.	1.6%
Telephone and Data Systems, Inc.	1.6%
PotlatchDeltic Corp.	1.5%
Avient Corp.	1.5%
Korn Ferry	1.5%
Macerich Co.	1.5%
CNX Resources Corp.	1.5%
Assured Guaranty Ltd.	1.4%

C000027678
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Columbia Small Cap Value II Portfolio
Class Name	Class S
Trading Symbol	ICSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Columbia Small Cap Value II Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$57	1.18%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.18%
AssetsNet	$ 101,487,161
Holdings Count | Holding	98
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$101,487,161 # of Portfolio Holdings98 Portfolio Turnover Rate57%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	1.1%
Short-Term Investments	0.5%
Common Stock	98.4%

Sector Allocation

Value	Value
Financials	21.1%
Industrials	18.6%
Information Technology	11.8%
Health Care	9.2%
Consumer Discretionary	9.0%
Real Estate	8.2%
Energy	6.9%
Materials	6.0%
Utilities	3.0%
Consumer Staples	3.0%
Communication Services	1.6%
Short-Term Investments	0.5%
Assets in Excess of Other Liabilities	1.1%

Largest Holdings [Text Block]

Top 10 Holdings

Essent Group Ltd.	1.8%
TTM Technologies, Inc.	1.6%
Radian Group, Inc.	1.6%
Telephone and Data Systems, Inc.	1.6%
PotlatchDeltic Corp.	1.5%
Avient Corp.	1.5%
Korn Ferry	1.5%
Macerich Co.	1.5%
CNX Resources Corp.	1.5%
Assured Guaranty Ltd.	1.4%

C000074835
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Columbia Small Cap Value II Portfolio
Class Name	Class S2
Trading Symbol	ICVPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Columbia Small Cap Value II Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$65	1.33%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.33%
AssetsNet	$ 101,487,161
Holdings Count | Holding	98
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$101,487,161 # of Portfolio Holdings98 Portfolio Turnover Rate57%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	1.1%
Short-Term Investments	0.5%
Common Stock	98.4%

Sector Allocation

Value	Value
Financials	21.1%
Industrials	18.6%
Information Technology	11.8%
Health Care	9.2%
Consumer Discretionary	9.0%
Real Estate	8.2%
Energy	6.9%
Materials	6.0%
Utilities	3.0%
Consumer Staples	3.0%
Communication Services	1.6%
Short-Term Investments	0.5%
Assets in Excess of Other Liabilities	1.1%

Largest Holdings [Text Block]

Top 10 Holdings

Essent Group Ltd.	1.8%
TTM Technologies, Inc.	1.6%
Radian Group, Inc.	1.6%
Telephone and Data Systems, Inc.	1.6%
PotlatchDeltic Corp.	1.5%
Avient Corp.	1.5%
Korn Ferry	1.5%
Macerich Co.	1.5%
CNX Resources Corp.	1.5%
Assured Guaranty Ltd.	1.4%

C000020751
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Invesco Comstock Portfolio
Class Name	Class ADV
Trading Symbol	IVKAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Invesco Comstock Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$62	1.20%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.20%
AssetsNet	$ 243,008,321
Holdings Count | Holding	81
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$243,008,321 # of Portfolio Holdings81 Portfolio Turnover Rate14%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.7%
Short-Term Investments	2.6%
Common Stock	96.7%

Sector Allocation

Value	Value
Financials	20.0%
Health Care	15.8%
Information Technology	12.0%
Industrials	10.9%
Consumer Staples	10.6%
Communication Services	8.3%
Energy	6.7%
Consumer Discretionary	6.3%
Utilities	3.2%
Materials	2.1%
Real Estate	0.8%
Short-Term Investments	2.6%
Assets in Excess of Other Liabilities	0.7%

Largest Holdings [Text Block]

Top 10 Holdings

Bank of America Corp.	3.3%
Microsoft Corp.	3.0%
Wells Fargo & Co.	2.9%
Cisco Systems, Inc.	2.8%
CVS Health Corp.	2.4%
State Street Corp.	2.2%
Meta Platforms, Inc. - Class A	2.1%
Alphabet, Inc. - Class A	2.0%
Johnson Controls International PLC	2.0%
Philip Morris International, Inc.	1.9%

C000020752
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Invesco Comstock Portfolio
Class Name	Class I
Trading Symbol	IVKIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Invesco Comstock Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
AssetsNet	$ 243,008,321
Holdings Count | Holding	81
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$243,008,321 # of Portfolio Holdings81 Portfolio Turnover Rate14%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.7%
Short-Term Investments	2.6%
Common Stock	96.7%

Sector Allocation

Value	Value
Financials	20.0%
Health Care	15.8%
Information Technology	12.0%
Industrials	10.9%
Consumer Staples	10.6%
Communication Services	8.3%
Energy	6.7%
Consumer Discretionary	6.3%
Utilities	3.2%
Materials	2.1%
Real Estate	0.8%
Short-Term Investments	2.6%
Assets in Excess of Other Liabilities	0.7%

Largest Holdings [Text Block]

Top 10 Holdings

Bank of America Corp.	3.3%
Microsoft Corp.	3.0%
Wells Fargo & Co.	2.9%
Cisco Systems, Inc.	2.8%
CVS Health Corp.	2.4%
State Street Corp.	2.2%
Meta Platforms, Inc. - Class A	2.1%
Alphabet, Inc. - Class A	2.0%
Johnson Controls International PLC	2.0%
Philip Morris International, Inc.	1.9%

C000020753
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Invesco Comstock Portfolio
Class Name	Class S
Trading Symbol	IVKSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Invesco Comstock Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$49	0.95%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
AssetsNet	$ 243,008,321
Holdings Count | Holding	81
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$243,008,321 # of Portfolio Holdings81 Portfolio Turnover Rate14%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.7%
Short-Term Investments	2.6%
Common Stock	96.7%

Sector Allocation

Value	Value
Financials	20.0%
Health Care	15.8%
Information Technology	12.0%
Industrials	10.9%
Consumer Staples	10.6%
Communication Services	8.3%
Energy	6.7%
Consumer Discretionary	6.3%
Utilities	3.2%
Materials	2.1%
Real Estate	0.8%
Short-Term Investments	2.6%
Assets in Excess of Other Liabilities	0.7%

Largest Holdings [Text Block]

Top 10 Holdings

Bank of America Corp.	3.3%
Microsoft Corp.	3.0%
Wells Fargo & Co.	2.9%
Cisco Systems, Inc.	2.8%
CVS Health Corp.	2.4%
State Street Corp.	2.2%
Meta Platforms, Inc. - Class A	2.1%
Alphabet, Inc. - Class A	2.0%
Johnson Controls International PLC	2.0%
Philip Morris International, Inc.	1.9%

C000020757
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Invesco Equity and Income Portfolio
Class Name	Class ADV
Trading Symbol	IUAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Invesco Equity and Income Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$58	1.14%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.14%
AssetsNet	$ 456,680,627
Holdings Count | Holding	341
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$456,680,627 # of Portfolio Holdings341 Portfolio Turnover Rate64%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.6%
Municipal Bonds	0.1%
U.S. Government Agency Obligations	0.2%
Equity-Linked Notes	2.2%
U.S. Treasury Obligations	7.9%
Convertible Bonds/Notes	9.4%
Corporate Bonds/Notes	13.9%
Common Stock	63.7%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 3.875%, 06/15/28	2.5%
United States Treasury Notes, 3.875%, 06/30/30	2.4%
Wells Fargo & Co.	2.4%
Bank of America Corp.	2.3%
Amazon.com, Inc.	1.8%
Microsoft Corp.	1.7%
Microchip Technology, Inc.	1.5%
Philip Morris International, Inc.	1.5%
United States Treasury Notes, 3.750%, 06/30/27	1.5%
Parker-Hannifin Corp.	1.4%

C000020758
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Invesco Equity and Income Portfolio
Class Name	Class I
Trading Symbol	IUAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Invesco Equity and Income Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
AssetsNet	$ 456,680,627
Holdings Count | Holding	341
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$456,680,627 # of Portfolio Holdings341 Portfolio Turnover Rate64%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.6%
Municipal Bonds	0.1%
U.S. Government Agency Obligations	0.2%
Equity-Linked Notes	2.2%
U.S. Treasury Obligations	7.9%
Convertible Bonds/Notes	9.4%
Corporate Bonds/Notes	13.9%
Common Stock	63.7%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 3.875%, 06/15/28	2.5%
United States Treasury Notes, 3.875%, 06/30/30	2.4%
Wells Fargo & Co.	2.4%
Bank of America Corp.	2.3%
Amazon.com, Inc.	1.8%
Microsoft Corp.	1.7%
Microchip Technology, Inc.	1.5%
Philip Morris International, Inc.	1.5%
United States Treasury Notes, 3.750%, 06/30/27	1.5%
Parker-Hannifin Corp.	1.4%

C000020759
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Invesco Equity and Income Portfolio
Class Name	Class S
Trading Symbol	IUASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Invesco Equity and Income Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$45	0.89%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
AssetsNet	$ 456,680,627
Holdings Count | Holding	341
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$456,680,627 # of Portfolio Holdings341 Portfolio Turnover Rate64%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.6%
Municipal Bonds	0.1%
U.S. Government Agency Obligations	0.2%
Equity-Linked Notes	2.2%
U.S. Treasury Obligations	7.9%
Convertible Bonds/Notes	9.4%
Corporate Bonds/Notes	13.9%
Common Stock	63.7%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 3.875%, 06/15/28	2.5%
United States Treasury Notes, 3.875%, 06/30/30	2.4%
Wells Fargo & Co.	2.4%
Bank of America Corp.	2.3%
Amazon.com, Inc.	1.8%
Microsoft Corp.	1.7%
Microchip Technology, Inc.	1.5%
Philip Morris International, Inc.	1.5%
United States Treasury Notes, 3.750%, 06/30/27	1.5%
Parker-Hannifin Corp.	1.4%

C000074833
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Invesco Equity and Income Portfolio
Class Name	Class S2
Trading Symbol	IVIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Invesco Equity and Income Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$52	1.02%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.02%
AssetsNet	$ 456,680,627
Holdings Count | Holding	341
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$456,680,627 # of Portfolio Holdings341 Portfolio Turnover Rate64%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.6%
Municipal Bonds	0.1%
U.S. Government Agency Obligations	0.2%
Equity-Linked Notes	2.2%
U.S. Treasury Obligations	7.9%
Convertible Bonds/Notes	9.4%
Corporate Bonds/Notes	13.9%
Common Stock	63.7%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 3.875%, 06/15/28	2.5%
United States Treasury Notes, 3.875%, 06/30/30	2.4%
Wells Fargo & Co.	2.4%
Bank of America Corp.	2.3%
Amazon.com, Inc.	1.8%
Microsoft Corp.	1.7%
Microchip Technology, Inc.	1.5%
Philip Morris International, Inc.	1.5%
United States Treasury Notes, 3.750%, 06/30/27	1.5%
Parker-Hannifin Corp.	1.4%

C000020695
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> JPMorgan Mid Cap Value Portfolio
Class Name	Class ADV
Trading Symbol	IJMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® JPMorgan Mid Cap Value Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$67	1.36%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.36%
AssetsNet	$ 243,764,229
Holdings Count | Holding	99
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$243,764,229 # of Portfolio Holdings99 Portfolio Turnover Rate17%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	1.9%
Common Stock	98.2%

Sector Allocation

Value	Value
Financials	20.9%
Industrials	15.8%
Real Estate	9.1%
Health Care	8.7%
Consumer Discretionary	8.3%
Information Technology	8.0%
Utilities	7.0%
Materials	6.5%
Energy	6.2%
Consumer Staples	5.6%
Communication Services	2.1%
Short-Term Investments	1.9%
Liabilities in Excess of Other Assets	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity National Information Services, Inc.	2.0%
WEC Energy Group, Inc.	1.9%
Loews Corp.	1.9%
State Street Corp.	1.7%
Ameriprise Financial, Inc.	1.7%
Hartford Financial Services Group, Inc.	1.7%
Arch Capital Group Ltd.	1.6%
Raymond James Financial, Inc.	1.6%
Quest Diagnostics, Inc.	1.6%
MGIC Investment Corp.	1.5%

C000020696
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> JPMorgan Mid Cap Value Portfolio
Class Name	Class I
Trading Symbol	IJMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® JPMorgan Mid Cap Value Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$43	0.86%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%
AssetsNet	$ 243,764,229
Holdings Count | Holding	99
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$243,764,229 # of Portfolio Holdings99 Portfolio Turnover Rate17%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	1.9%
Common Stock	98.2%

Sector Allocation

Value	Value
Financials	20.9%
Industrials	15.8%
Real Estate	9.1%
Health Care	8.7%
Consumer Discretionary	8.3%
Information Technology	8.0%
Utilities	7.0%
Materials	6.5%
Energy	6.2%
Consumer Staples	5.6%
Communication Services	2.1%
Short-Term Investments	1.9%
Liabilities in Excess of Other Assets	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity National Information Services, Inc.	2.0%
WEC Energy Group, Inc.	1.9%
Loews Corp.	1.9%
State Street Corp.	1.7%
Ameriprise Financial, Inc.	1.7%
Hartford Financial Services Group, Inc.	1.7%
Arch Capital Group Ltd.	1.6%
Raymond James Financial, Inc.	1.6%
Quest Diagnostics, Inc.	1.6%
MGIC Investment Corp.	1.5%

C000020697
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> JPMorgan Mid Cap Value Portfolio
Class Name	Class S
Trading Symbol	IJMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® JPMorgan Mid Cap Value Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$55	1.11%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.11%
AssetsNet	$ 243,764,229
Holdings Count | Holding	99
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$243,764,229 # of Portfolio Holdings99 Portfolio Turnover Rate17%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	1.9%
Common Stock	98.2%

Sector Allocation

Value	Value
Financials	20.9%
Industrials	15.8%
Real Estate	9.1%
Health Care	8.7%
Consumer Discretionary	8.3%
Information Technology	8.0%
Utilities	7.0%
Materials	6.5%
Energy	6.2%
Consumer Staples	5.6%
Communication Services	2.1%
Short-Term Investments	1.9%
Liabilities in Excess of Other Assets	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity National Information Services, Inc.	2.0%
WEC Energy Group, Inc.	1.9%
Loews Corp.	1.9%
State Street Corp.	1.7%
Ameriprise Financial, Inc.	1.7%
Hartford Financial Services Group, Inc.	1.7%
Arch Capital Group Ltd.	1.6%
Raymond James Financial, Inc.	1.6%
Quest Diagnostics, Inc.	1.6%
MGIC Investment Corp.	1.5%

C000074827
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> JPMorgan Mid Cap Value Portfolio
Class Name	Class S2
Trading Symbol	IJPMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® JPMorgan Mid Cap Value Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$63	1.26%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.26%
AssetsNet	$ 243,764,229
Holdings Count | Holding	99
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$243,764,229 # of Portfolio Holdings99 Portfolio Turnover Rate17%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	1.9%
Common Stock	98.2%

Sector Allocation

Value	Value
Financials	20.9%
Industrials	15.8%
Real Estate	9.1%
Health Care	8.7%
Consumer Discretionary	8.3%
Information Technology	8.0%
Utilities	7.0%
Materials	6.5%
Energy	6.2%
Consumer Staples	5.6%
Communication Services	2.1%
Short-Term Investments	1.9%
Liabilities in Excess of Other Assets	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity National Information Services, Inc.	2.0%
WEC Energy Group, Inc.	1.9%
Loews Corp.	1.9%
State Street Corp.	1.7%
Ameriprise Financial, Inc.	1.7%
Hartford Financial Services Group, Inc.	1.7%
Arch Capital Group Ltd.	1.6%
Raymond James Financial, Inc.	1.6%
Quest Diagnostics, Inc.	1.6%
MGIC Investment Corp.	1.5%

C000020742
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> T. Rowe Price Diversified Mid Cap Growth Portfolio
Class Name	Class ADV
Trading Symbol	IAXAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® T. Rowe Price Diversified Mid Cap Growth Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$68	1.30%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.30%
AssetsNet	$ 985,299,650
Holdings Count | Holding	266
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$985,299,650 # of Portfolio Holdings266 Portfolio Turnover Rate35%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.1)%
Short-Term Investments	1.3%
Preferred Stock	0.4%
Common Stock	99.4%

Sector Allocation

Value	Value
Industrials	19.9%
Information Technology	18.8%
Consumer Discretionary	18.5%
Health Care	14.1%
Financials	10.1%
Communication Services	6.4%
Energy	4.0%
Utilities	3.2%
Consumer Staples	2.8%
Real Estate	1.4%
Materials	0.6%
Short-Term Investments	1.3%
Liabilities in Excess of Other Assets	(1.1)%

Largest Holdings [Text Block]

Top 10 Holdings

Royal Caribbean Cruises Ltd.	2.4%
Howmet Aerospace, Inc.	2.4%
Vistra Corp.	2.2%
AmerisourceBergen Corp.	2.2%
Hilton Worldwide Holdings, Inc.	2.0%
Cloudflare, Inc. - Class A	2.0%
ROBLOX Corp. - Class A	1.9%
Axon Enterprise, Inc.	1.9%
Vertiv Holdings Co. - Class A	1.7%
Ameriprise Financial, Inc.	1.5%

C000020743
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> T. Rowe Price Diversified Mid Cap Growth Portfolio
Class Name	Class I
Trading Symbol	IAXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® T. Rowe Price Diversified Mid Cap Growth Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$42	0.80%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%
AssetsNet	$ 985,299,650
Holdings Count | Holding	266
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$985,299,650 # of Portfolio Holdings266 Portfolio Turnover Rate35%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.1)%
Short-Term Investments	1.3%
Preferred Stock	0.4%
Common Stock	99.4%

Sector Allocation

Value	Value
Industrials	19.9%
Information Technology	18.8%
Consumer Discretionary	18.5%
Health Care	14.1%
Financials	10.1%
Communication Services	6.4%
Energy	4.0%
Utilities	3.2%
Consumer Staples	2.8%
Real Estate	1.4%
Materials	0.6%
Short-Term Investments	1.3%
Liabilities in Excess of Other Assets	(1.1)%

Largest Holdings [Text Block]

Top 10 Holdings

Royal Caribbean Cruises Ltd.	2.4%
Howmet Aerospace, Inc.	2.4%
Vistra Corp.	2.2%
AmerisourceBergen Corp.	2.2%
Hilton Worldwide Holdings, Inc.	2.0%
Cloudflare, Inc. - Class A	2.0%
ROBLOX Corp. - Class A	1.9%
Axon Enterprise, Inc.	1.9%
Vertiv Holdings Co. - Class A	1.7%
Ameriprise Financial, Inc.	1.5%

C000168850
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> T. Rowe Price Diversified Mid Cap Growth Portfolio
Class Name	Class R6
Trading Symbol	VYRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® T. Rowe Price Diversified Mid Cap Growth Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$40	0.77%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%
AssetsNet	$ 985,299,650
Holdings Count | Holding	266
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$985,299,650 # of Portfolio Holdings266 Portfolio Turnover Rate35%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.1)%
Short-Term Investments	1.3%
Preferred Stock	0.4%
Common Stock	99.4%

Sector Allocation

Value	Value
Industrials	19.9%
Information Technology	18.8%
Consumer Discretionary	18.5%
Health Care	14.1%
Financials	10.1%
Communication Services	6.4%
Energy	4.0%
Utilities	3.2%
Consumer Staples	2.8%
Real Estate	1.4%
Materials	0.6%
Short-Term Investments	1.3%
Liabilities in Excess of Other Assets	(1.1)%

Largest Holdings [Text Block]

Top 10 Holdings

Royal Caribbean Cruises Ltd.	2.4%
Howmet Aerospace, Inc.	2.4%
Vistra Corp.	2.2%
AmerisourceBergen Corp.	2.2%
Hilton Worldwide Holdings, Inc.	2.0%
Cloudflare, Inc. - Class A	2.0%
ROBLOX Corp. - Class A	1.9%
Axon Enterprise, Inc.	1.9%
Vertiv Holdings Co. - Class A	1.7%
Ameriprise Financial, Inc.	1.5%

C000020744
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> T. Rowe Price Diversified Mid Cap Growth Portfolio
Class Name	Class S
Trading Symbol	IAXSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® T. Rowe Price Diversified Mid Cap Growth Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$55	1.05%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.05%
AssetsNet	$ 985,299,650
Holdings Count | Holding	266
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$985,299,650 # of Portfolio Holdings266 Portfolio Turnover Rate35%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.1)%
Short-Term Investments	1.3%
Preferred Stock	0.4%
Common Stock	99.4%

Sector Allocation

Value	Value
Industrials	19.9%
Information Technology	18.8%
Consumer Discretionary	18.5%
Health Care	14.1%
Financials	10.1%
Communication Services	6.4%
Energy	4.0%
Utilities	3.2%
Consumer Staples	2.8%
Real Estate	1.4%
Materials	0.6%
Short-Term Investments	1.3%
Liabilities in Excess of Other Assets	(1.1)%

Largest Holdings [Text Block]

Top 10 Holdings

Royal Caribbean Cruises Ltd.	2.4%
Howmet Aerospace, Inc.	2.4%
Vistra Corp.	2.2%
AmerisourceBergen Corp.	2.2%
Hilton Worldwide Holdings, Inc.	2.0%
Cloudflare, Inc. - Class A	2.0%
ROBLOX Corp. - Class A	1.9%
Axon Enterprise, Inc.	1.9%
Vertiv Holdings Co. - Class A	1.7%
Ameriprise Financial, Inc.	1.5%

C000074830
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> T. Rowe Price Diversified Mid Cap Growth Portfolio
Class Name	Class S2
Trading Symbol	IAXTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® T. Rowe Price Diversified Mid Cap Growth Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$63	1.20%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.20%
AssetsNet	$ 985,299,650
Holdings Count | Holding	266
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$985,299,650 # of Portfolio Holdings266 Portfolio Turnover Rate35%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.1)%
Short-Term Investments	1.3%
Preferred Stock	0.4%
Common Stock	99.4%

Sector Allocation

Value	Value
Industrials	19.9%
Information Technology	18.8%
Consumer Discretionary	18.5%
Health Care	14.1%
Financials	10.1%
Communication Services	6.4%
Energy	4.0%
Utilities	3.2%
Consumer Staples	2.8%
Real Estate	1.4%
Materials	0.6%
Short-Term Investments	1.3%
Liabilities in Excess of Other Assets	(1.1)%

Largest Holdings [Text Block]

Top 10 Holdings

Royal Caribbean Cruises Ltd.	2.4%
Howmet Aerospace, Inc.	2.4%
Vistra Corp.	2.2%
AmerisourceBergen Corp.	2.2%
Hilton Worldwide Holdings, Inc.	2.0%
Cloudflare, Inc. - Class A	2.0%
ROBLOX Corp. - Class A	1.9%
Axon Enterprise, Inc.	1.9%
Vertiv Holdings Co. - Class A	1.7%
Ameriprise Financial, Inc.	1.5%

C000020745
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> T. Rowe Price Growth Equity Portfolio
Class Name	Class ADV
Trading Symbol	IGEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® T. Rowe Price Growth Equity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$62	1.21%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.21%
AssetsNet	$ 1,435,993,852
Holdings Count | Holding	65
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,435,993,852 # of Portfolio Holdings65 Portfolio Turnover Rate19%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	1.1%
Preferred Stock	0.4%
Common Stock	98.7%

Sector Allocation

Value	Value
Information Technology	54.3%
Consumer Discretionary	14.2%
Communication Services	12.9%
Financials	7.0%
Health Care	6.9%
Industrials	3.1%
Materials	0.7%
Short-Term Investments	1.1%
Liabilities in Excess of Other Assets	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	14.2%
NVIDIA Corp.	14.2%
Apple, Inc.	9.3%
Amazon.com, Inc.	6.4%
Meta Platforms, Inc. - Class A	5.5%
Broadcom, Inc.	4.3%
Alphabet, Inc. - Class A	3.4%
Netflix, Inc.	3.0%
Visa, Inc. - Class A	2.8%
Eli Lilly & Co.	2.3%

C000020746
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> T. Rowe Price Growth Equity Portfolio
Class Name	Class I
Trading Symbol	ITGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® T. Rowe Price Growth Equity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$36	0.71%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
AssetsNet	$ 1,435,993,852
Holdings Count | Holding	65
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,435,993,852 # of Portfolio Holdings65 Portfolio Turnover Rate19%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	1.1%
Preferred Stock	0.4%
Common Stock	98.7%

Sector Allocation

Value	Value
Information Technology	54.3%
Consumer Discretionary	14.2%
Communication Services	12.9%
Financials	7.0%
Health Care	6.9%
Industrials	3.1%
Materials	0.7%
Short-Term Investments	1.1%
Liabilities in Excess of Other Assets	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	14.2%
NVIDIA Corp.	14.2%
Apple, Inc.	9.3%
Amazon.com, Inc.	6.4%
Meta Platforms, Inc. - Class A	5.5%
Broadcom, Inc.	4.3%
Alphabet, Inc. - Class A	3.4%
Netflix, Inc.	3.0%
Visa, Inc. - Class A	2.8%
Eli Lilly & Co.	2.3%

C000020747
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> T. Rowe Price Growth Equity Portfolio
Class Name	Class S
Trading Symbol	ITGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® T. Rowe Price Growth Equity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$49	0.96%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%
AssetsNet	$ 1,435,993,852
Holdings Count | Holding	65
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,435,993,852 # of Portfolio Holdings65 Portfolio Turnover Rate19%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	1.1%
Preferred Stock	0.4%
Common Stock	98.7%

Sector Allocation

Value	Value
Information Technology	54.3%
Consumer Discretionary	14.2%
Communication Services	12.9%
Financials	7.0%
Health Care	6.9%
Industrials	3.1%
Materials	0.7%
Short-Term Investments	1.1%
Liabilities in Excess of Other Assets	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	14.2%
NVIDIA Corp.	14.2%
Apple, Inc.	9.3%
Amazon.com, Inc.	6.4%
Meta Platforms, Inc. - Class A	5.5%
Broadcom, Inc.	4.3%
Alphabet, Inc. - Class A	3.4%
Netflix, Inc.	3.0%
Visa, Inc. - Class A	2.8%
Eli Lilly & Co.	2.3%

C000074831
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> T. Rowe Price Growth Equity Portfolio
Class Name	Class S2
Trading Symbol	ITRGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® T. Rowe Price Growth Equity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$56	1.11%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.11%
AssetsNet	$ 1,435,993,852
Holdings Count | Holding	65
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,435,993,852 # of Portfolio Holdings65 Portfolio Turnover Rate19%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	1.1%
Preferred Stock	0.4%
Common Stock	98.7%

Sector Allocation

Value	Value
Information Technology	54.3%
Consumer Discretionary	14.2%
Communication Services	12.9%
Financials	7.0%
Health Care	6.9%
Industrials	3.1%
Materials	0.7%
Short-Term Investments	1.1%
Liabilities in Excess of Other Assets	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	14.2%
NVIDIA Corp.	14.2%
Apple, Inc.	9.3%
Amazon.com, Inc.	6.4%
Meta Platforms, Inc. - Class A	5.5%
Broadcom, Inc.	4.3%
Alphabet, Inc. - Class A	3.4%
Netflix, Inc.	3.0%
Visa, Inc. - Class A	2.8%
Eli Lilly & Co.	2.3%